As filed with the Securities and Exchange Commission on July 2, 2003

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07292

                   NORTH AMERICAN GOVERNMENT BOND FUND, INC.
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         535 Madison Avenue, 30th Floor
                               New York, NY 10022
                                 (212) 446-5600

                   Date of fiscal year end: OCTOBER 31, 2003

                    Date of reporting period: APRIL 30, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

        ISI
            INTERNATIONAL STRATEGY & INVESTMENT
--------------------------------------------------------------------------------


                              SEMI - ANNUAL REPORT

                                 APRIL 30, 2003



                                  TOTAL RETURN
                                   US TREASURY
                                      FUND


                                MANAGED MUNICIPAL
                                      FUND


                                 NORTH AMERICAN
                                 GOVERNMENT BOND
                                      FUND


                                  ISI STRATEGY
                                      FUND

--------------------------------------------------------------------------------
ISI FUNDS SEMI-ANNUAL REPORT - TABLE OF CONTENTS
--------------------------------------------------------------------------------


Investment Advisor's Report...............................................   1

Performance Comparisons...................................................   2

Schedule of Investments...................................................   6

Statements of Assets and Liabilities......................................  25

Statements of Operations..................................................  27

Statements of Changes in Net Assets.......................................  29

Financial Highlights......................................................  35

Notes to Financial Statements.............................................  39

--------------------------------------------------------------------------------
INVESTMENT ADVISOR'S REPORT:
--------------------------------------------------------------------------------


Dear Shareholder:

     I am pleased to present the Semi-Annual report to shareholders for the ISI Funds. This report consolidates the four funds into one report. This report covers the six month reporting period ended April 30, 2003. For this period, the Total Return US Treasury Fund, Inc. (`Total Return') produced a +2.80% return; Managed Municipal Fund, Inc. (`Managed Municipal') produced a +3.50% return; North American Government Bond Fund, Inc. (`North American') produced a +3.79% return; and Strategy Fund (`Strategy') produced a +3.96% return. These figures assume the reinvestment of dividend and capital gain distributions, and exclude the impact of any sales charges.

DESCRIPTION OF FUND OBJECTIVES

     Total Return, Managed Municipal, North American and Strategy, (each a 'Fund' and collectively, the 'Funds') are registered under the Investment Company Act of 1940 (the 'Act'), as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the state of Maryland.

     ISI manages all four Funds for total return through active management. Total Return's investment objective is to achieve a high level of total return with relative stability of principal, and secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal's investment objective is designed to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American's investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy's investment objective is designed to maximize total return through a combination of long-term growth of capital and current income.

RECENT FUND EVENTS

     Effective October 31, 2002, North American changed its fiscal year end from March 31 to October 31 and Strategy changed its fiscal year end from May 31 to October 31. Total Return and Managed Municipal already had an October 31 fiscal year end. These changes to North American and Strategy gave us the ability to produce a combined annual and semi-annual report.

     For the six month reporting period ended April 30, 2003, The Funds offered only one class of shares to investors: ISI Shares. On May 16, 2003 the North American Fund started offering C Shares, and the existing ISI Shares were redesignated as A Shares.

We would like to welcome new investors to the ISI Funds and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/ R. Alan Medaugh

R. Alan Medaugh
President
May 19, 2003

--------------------------------------------------------------------------------
TOTAL RETURN US TREASURY FUND - ISI SHARES PERFORMANCE COMPARISON 1
--------------------------------------------------------------------------------

[EDGAR REPRESENTATION OF BAR CHART:

               TOTAL RETURN                    LEHMAN BROTHERS  LEHMAN BROTHERS
                US TREASURY   LEHMAN BROTHERS   INTERMEDIATE      LONG-TERM
                   FUND       TREASURY INDEX   TREASURY INDEX    TREASURY INDEX
               ------------   ---------------  ---------------  ---------------
 Date              Load
 ----              -----
 4/30/1993          9,704         10,000           10,000           10,000
 5/31/1993          9,704          9,988            9,971           10,033
 6/30/1993         10,020         10,211           10,118           10,457
 7/31/1993         10,110         10,271           10,137           10,625
 8/31/1993         10,411         10,500           10,290           11,052
 9/30/1993         10,466         10,541           10,332           11,091
 10/31/1993        10,503         10,581           10,356           11,171
 11/30/1993        10,308         10,465           10,305           10,885
 12/31/1993        10,347         10,505           10,347           10,920
 1/31/1994         10,509         10,650           10,450           11,181
 2/28/1994         10,258         10,421           10,303           10,723
 3/31/1994         10,005         10,187           10,154           10,252
 4/30/1994          9,916         10,108           10,090           10,131
 5/31/1994          9,888         10,095           10,097           10,064
 6/30/1994          9,839         10,073           10,099            9,968
 7/31/1994         10,051         10,256           10,230           10,306
 8/31/1994         10,034         10,259           10,260           10,230
 9/30/1994          9,857         10,114           10,176            9,908
 10/31/1994         9,850         10,108           10,179            9,874
 11/30/1994         9,842         10,088           10,132            9,932
 12/31/1994         9,931         10,150           10,165           10,085
 1/31/1995         10,118         10,338           10,330           10,344
 2/28/1995         10,339         10,558           10,527           10,637
 3/31/1995         10,386         10,625           10,585           10,729
 4/30/1995         10,521         10,764           10,707           10,920
 5/31/1995         11,099         11,199           11,009           11,758
 6/30/1995         11,191         11,287           11,082           11,895
 7/31/1995         11,083         11,245           11,087           11,705
 8/31/1995         11,244         11,376           11,176           11,964
 9/30/1995         11,383         11,485           11,250           12,184
 10/31/1995        11,624         11,662           11,376           12,525
 11/30/1995        11,844         11,843           11,515           12,839
 12/31/1995        12,077         12,012           11,630           13,180
 1/31/1996         12,092         12,088           11,730           13,180
 2/29/1996         11,694         11,841           11,605           12,543
 3/31/1996         11,510         11,738           11,548           12,294
 4/30/1996         11,372         11,667           11,514           12,088
 5/31/1996         11,340         11,644           11,509           12,025
 6/30/1996         11,510         11,792           11,623           12,281
 7/31/1996         11,526         11,820           11,658           12,286
 8/31/1996         11,433         11,795           11,673           12,133
 9/30/1996         11,667         11,989           11,822           12,467
 10/31/1996        12,023         12,252           12,015           12,958
 11/30/1996        12,345         12,465           12,160           13,390
 12/31/1996        12,103         12,336           12,094           13,065
 1/31/1997         12,057         12,348           12,138           12,972
 2/28/1997         12,048         12,364           12,156           12,978
 3/31/1997         11,865         12,230           12,085           12,646
 4/30/1997         12,044         12,405           12,220           12,951
 5/31/1997         12,162         12,513           12,315           13,096
 6/30/1997         12,344         12,652           12,420           13,349
 7/31/1997         12,859         13,015           12,652           14,133
 8/31/1997         12,618         12,884           12,602           13,740
 9/30/1997         12,842         13,079           12,739           14,118
 10/31/1997        13,105         13,307           12,888           14,594
 11/30/1997        13,201         13,376           12,918           14,787
 12/31/1997        13,388         13,517           13,024           15,035
 1/31/1998         13,590         13,724           13,199           15,341
 2/28/1998         13,528         13,683           13,181           15,231
 3/31/1998         13,558         13,721           13,220           15,263
 4/30/1998         13,589         13,782           13,283           15,320
 5/31/1998         13,782         13,925           13,375           15,612
 6/30/1998         14,003         14,085           13,465           15,975
 7/31/1998         13,979         14,107           13,518           15,908
 8/31/1998         14,531         14,491           13,785           16,626
 9/30/1998         14,947         14,895           14,118           17,235
 10/31/1998        14,744         14,847           14,146           16,974
 11/30/1998        14,845         14,844           14,093           17,104
 12/31/1998        14,834         14,873           14,147           17,069
 1/31/1999         14,925         14,959           14,208           17,222
 2/28/1999         14,410         14,577           14,001           16,376
 3/31/1999         14,414         14,633           14,094           16,338
 4/30/1999         14,462         14,668           14,134           16,361
 5/31/1999         14,291         14,531           14,044           16,103
 6/30/1999         14,192         14,501           14,069           15,933
 7/31/1999         14,137         14,488           14,083           15,857
 8/31/1999         14,082         14,491           14,111           15,794
 9/30/1999         14,192         14,602           14,221           15,911
 10/31/1999        14,181         14,617           14,239           15,922
 11/30/1999        14,110         14,590           14,245           15,813
 12/31/1999        13,992         14,493           14,205           15,577
 1/31/2000         14,150         14,530           14,166           15,799
 2/29/2000         14,448         14,749           14,277           16,276
 3/31/2000         14,825         15,042           14,459           16,832
 4/30/2000         14,782         14,994           14,449           16,698
 5/31/2000         14,740         15,017           14,509           16,637
 6/30/2000         14,981         15,270           14,719           16,997
 7/31/2000         15,176         15,428           14,818           17,290
 8/31/2000         15,452         15,654           14,973           17,684
 9/30/2000         15,329         15,667           15,088           17,470
 10/31/2000        15,527         15,819           15,187           17,743
 11/30/2000        15,872         16,144           15,407           18,303
 12/31/2000        16,203         16,452           15,663           18,734
 1/31/2001         16,241         16,585           15,848           18,766
 2/28/2001         16,476         16,786           15,995           19,087
 3/31/2001         16,431         16,840           16,121           18,991
 4/30/2001         16,103         16,630           16,057           18,474
 5/31/2001         16,142         16,682           16,123           18,498
 6/30/2001         16,198         16,772           16,182           18,657
 7/31/2001         16,677         17,190           16,475           19,351
 8/31/2001         16,954         17,418           16,618           19,765
 9/30/2001         17,079         17,694           16,962           19,912
 10/31/2001        17,634         18,185           17,219           20,891
 11/30/2001        17,052         17,734           17,024           19,898
 12/31/2001        16,883         17,562           16,942           19,523
 1/31/2002         16,993         17,658           16,989           19,711
 2/28/2002         17,104         17,839           17,129           20,005
 3/31/2002         16,703         17,410           16,867           19,197
 4/30/2002         17,135         17,843           17,168           19,926
 5/31/2002         17,210         17,943           17,287           19,988
 6/30/2002         17,500         18,196           17,497           20,347
 7/31/2002         17,936         18,628           17,847           20,975
 8/31/2002         18,465         19,030           18,034           21,890
 9/30/2002         18,959         19,543           18,380           22,803
 10/31/2002        18,653         19,327           18,346           22,148
 11/30/2002        18,473         19,136           18,175           21,903
 12/31/2002        18,918         19,633           18,514           22,800
 1/31/2003         18,848         19,573           18,460           22,723
 2/28/2003         19,186         19,910           18,660           23,411
 3/31/2003         19,078         19,827           18,659           23,116
 4/30/2003         19,175         19,919           18,696           23,351 ]


---------------------------------------------------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURNS WITH LOAD           ANNUALIZED TOTAL RETURNS WITH LOAD
PERIODS ENDED                                                           SINCE                               SINCE
APRIL 30, 2003                  6 MONTHS  1 YEAR   5 YEARS  10 YEARS INCEPTION2  1 YEAR   5 YEARS 10 YEARS INCEPTION2
---------------------------------------------------------------------------------------------------------------------
Total Return US Treasury
  Fund - ISI Shares              -0.24%    8.51%    36.90%   91.75%    206.51%    8.51%     6.48%    6.73%    7.91%
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers
  Treasury Index3                 3.06%   11.64%    44.53%   99.19%    232.41%   11.64%     7.64%    7.13%    8.54%
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate
  Treasury Index3                 1.91%    8.90%    40.75%   86.96%    201.19%    8.90%     7.08%    6.46%    7.81%
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Long-Term
  Treasury Index4                 5.43%   17.19%    52.43%  133.51%    329.03%   17.19%     8.80%    8.85%   10.44%
---------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund s maximum 3.00% sales charge. Distribution of the Fund s capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently the Fund s weighted average maturity is approximately 10.7 years.
2 The Fund s inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.
3 The Lehman Brothers Treasury Index is an unmanaged index reflecting the performance of all public obligations and does not focus on one particular segment of the Treasury market. The Lehman Brothers Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

--------------------------------------------------------------------------------
MANAGED MUNICIPAL FUND - ISI SHARES PERFORMANCE COMPARISON 1
--------------------------------------------------------------------------------

[EDGAR REPRESENTATION OF BAR CHART:

                           LEHMAN BROTHERS   LEHMAN BROTHERS
               MANAGED        GENERAL     PREREFUNDED MUNICIPAL  CONSUMER
           MUNICIPAL FUND OBLIGATION INDEX    BOND INDEX        PRICE INDEX
           -------------- ---------------- -------------------- -----------

 Date            Load
 ----            ----

4/30/1993         9,703         10,000          10,000           10,000
5/31/1993         9,739         10,052          10,020           10,010
6/30/1993         9,939         10,209          10,204           10,020
7/31/1993         9,884         10,226          10,180           10,020
8/31/1993        10,139         10,430          10,371           10,050
9/30/1993        10,286         10,541          10,487           10,070
10/31/1993       10,267         10,553          10,531           10,110
11/30/1993       10,147         10,482          10,403           10,121
12/31/1993       10,341         10,699          10,599           10,121
1/31/1994        10,482         10,823          10,708           10,151
2/28/1994        10,128         10,532          10,490           10,181
3/31/1994         9,754         10,145          10,267           10,212
4/30/1994         9,788         10,254          10,295           10,222
5/31/1994         9,898         10,334          10,331           10,232
6/30/1994         9,816         10,271          10,329           10,263
7/31/1994         9,975         10,433          10,466           10,294
8/31/1994        10,000         10,477          10,535           10,335
9/30/1994         9,801         10,331          10,457           10,366
10/31/1994        9,600         10,182          10,373           10,376
11/30/1994        9,420         10,022          10,225           10,387
12/31/1994        9,692         10,199          10,382           10,387
1/31/1995         9,987         10,441          10,535           10,428
2/28/1995        10,323         10,717          10,788           10,470
3/31/1995        10,399         10,861          10,864           10,501
4/30/1995        10,363         10,869          10,922           10,533
5/31/1995        10,764         11,193          11,172           10,554
6/30/1995        10,616         11,117          11,200           10,575
7/31/1995        10,723         11,246          11,320           10,575
8/31/1995        10,821         11,389          11,395           10,607
9/30/1995        10,868         11,462          11,395           10,628
10/31/1995       11,080         11,592          11,467           10,660
11/30/1995       11,274         11,755          11,593           10,649
12/31/1995       11,415         11,848          11,663           10,639
1/31/1996        11,494         11,963          11,795           10,702
2/29/1996        11,372         11,908          11,752           10,735
3/31/1996        11,155         11,776          11,636           10,788
4/30/1996        11,108         11,735          11,642           10,831
5/31/1996        11,071         11,716          11,640           10,853
6/30/1996        11,206         11,834          11,688           10,864
7/31/1996        11,341         11,947          11,796           10,886
8/31/1996        11,292         11,946          11,792           10,907
9/30/1996        11,450         12,093          11,901           10,940
10/31/1996       11,598         12,234          11,994           10,973
11/30/1996       11,801         12,462          12,141           10,995
12/31/1996       11,725         12,412          12,113           10,995
1/31/1997        11,725         12,445          12,157           11,028
2/28/1997        11,808         12,559          12,253           11,061
3/31/1997        11,646         12,397          12,119           11,094
4/30/1997        11,742         12,493          12,159           11,105
5/31/1997        11,917         12,680          12,332           11,094
6/30/1997        12,047         12,816          12,414           11,105
7/31/1997        12,406         13,148          12,624           11,116
8/31/1997        12,229         13,031          12,564           11,139
9/30/1997        12,396         13,180          12,672           11,161
10/31/1997       12,459         13,252          12,722           11,183
11/30/1997       12,512         13,315          12,750           11,172
12/31/1997       12,710         13,504          12,860           11,161
1/31/1998        12,839         13,643          12,973           11,183
2/28/1998        12,809         13,654          13,008           11,205
3/31/1998        12,815         13,666          13,005           11,228
4/30/1998        12,738         13,594          12,965           11,250
5/31/1998        12,970         13,818          13,127           11,273
6/30/1998        13,000         13,868          13,173           11,284
7/31/1998        13,018         13,901          13,222           11,295
8/31/1998        13,254         14,120          13,365           11,307
9/30/1998        13,417         14,310          13,475           11,318
10/31/1998       13,399         14,313          13,525           11,341
11/30/1998       13,430         14,360          13,567           11,341
12/31/1998       13,479         14,406          13,590           11,329
1/31/1999        13,639         14,595          13,737           11,352
2/28/1999        13,546         14,520          13,737           11,363
3/31/1999        13,528         14,526          13,735           11,397
4/30/1999        13,571         14,567          13,775           11,477
5/31/1999        13,434         14,485          13,725           11,477
6/30/1999        13,220         14,272          13,605           11,477
7/31/1999        13,271         14,329          13,687           11,512
8/31/1999        13,132         14,245          13,687           11,535
9/30/1999        13,068         14,257          13,731           11,592
10/31/1999       12,915         14,133          13,717           11,616
11/30/1999       13,082         14,277          13,785           11,627
12/31/1999       12,966         14,188          13,747           11,627
1/31/2000        12,876         14,135          13,765           11,650
2/29/2000        13,083         14,276          13,820           11,720
3/31/2000        13,408         14,563          13,938           11,814
4/30/2000        13,278         14,489          13,930           11,826
5/31/2000        13,186         14,412          13,930           11,838
6/30/2000        13,567         14,783          14,131           11,909
7/31/2000        13,766         14,978          14,257           11,933
8/31/2000        13,951         15,192          14,383           11,944
9/30/2000        13,831         15,114          14,371           12,004
10/31/2000       14,005         15,273          14,460           12,028
11/30/2000       14,140         15,380          14,533           12,040
12/31/2000       14,557         15,743          14,737           12,028
1/31/2001        14,625         15,915          14,945           12,100
2/28/2001        14,679         15,963          15,000           12,149
3/31/2001        14,788         16,103          15,107           12,173
4/30/2001        14,569         15,936          15,038           12,222
5/31/2001        14,720         16,097          15,182           12,283
6/30/2001        14,830         16,197          15,263           12,307
7/31/2001        15,038         16,427          15,411           12,270
8/31/2001        15,274         16,693          15,599           12,270
9/30/2001        15,177         16,656          15,658           12,332
10/31/2001       15,372         16,826          15,797           12,295
11/30/2001       15,232         16,678          15,690           12,270
12/31/2001       15,133         16,545          15,622           12,221
1/31/2002        15,332         16,816          15,850           12,246
2/28/2002        15,518         17,021          16,021           12,295
3/31/2002        15,203         16,696          15,696           12,368
4/30/2002        15,462         17,040          15,996           12,443
5/31/2002        15,577         17,134          16,097           12,443
6/30/2002        15,693         17,326          16,259           12,455
7/31/2002        15,882         17,540          16,435           12,467
8/31/2002        16,100         17,740          16,577           12,505
9/30/2002        16,436         18,099          16,816           12,530
10/31/2002       16,158         17,806          16,619           12,555
11/30/2002       16,084         17,718          16,565           12,555
12/31/2002       16,454         18,066          16,908           12,530
1/31/2003        16,365         18,035          16,887           12,580
2/28/2003        16,588         18,284          17,077           12,681
3/31/2003        16,603         18,319          17,050           12,757
4/30/2003        16,723         18,437          17,137           12,731 ]


---------------------------------------------------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURNS WITH LOAD          ANNUALIZED TOTAL RETURNS WITH LOAD
PERIODS ENDED                                                           SINCE                                SINCE
APRIL 30, 2003                  6 MONTHS  1 YEAR   5 YEARS  10 YEARS INCEPTION2 1 YEAR   5 YEARS 10 YEARS INCEPTION2
---------------------------------------------------------------------------------------------------------------------
Managed Municipal
 Fund - ISI Shares               0.40%    4.94%    27.37%   67.23%   120.44%    4.94%     4.96%   5.28%     6.18%
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 General Obligation Index3       3.55%    8.20%    35.63%   84.37%   148.21%    8.20%     6.29%   6.31%     7.15%
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Prerefunded
 Municipal Bond Index3           3.11%    7.13%    32.18%   71.37%   124.62%    7.13%     5.74%   5.53%     6.34%
---------------------------------------------------------------------------------------------------------------------
Consumer Price Index 4           1.40%    2.32%    13.16%   27.31%    43.08%    2.32%     2.50%   2.44%     2.76%
---------------------------------------------------------------------------------------------------------------------


1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived. For certain investors, a portion of the Fund's income may be subject to the federal alternative minimum tax. Distribution of the Fund's income and capital gains may be subject to state and local taxes.
2 The Fund's inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.
3 The Lehman Brothers Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the main Lehman Brothers Municipal Bond Index, and contains only bonds from the main index that have been prerefunded or escrowed to maturity. The Lehman Brothers General Obligation Index is an unmanaged index reflecting general municipal market performance. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
4    The Consumer  Price Index is a widely used measure of inflation.

--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT BOND FUND - A SHARES PERFORMANCE COMPARISON 1
--------------------------------------------------------------------------------

[EDGAR REPRESENTATION OF BAR CHART:

                           LEHMAN BROTHERS                  LEHMAN BROTHERS
            NA GOVERNMENT  INTERMEDIATE      CONSUMER       EMERGING AMERICAS
             BOND FUND     TREASURY INDEX   PRICE INDEX           INDEX
           -------------- ----------------  -------------   ----------------

Date           Load
----          -----
4/30/1993         9,703        10,000        10,000               10,000
5/31/1993         9,758         9,971        10,010               10,183
6/30/1993         9,950        10,118        10,020               10,339
7/31/1993        10,123        10,137        10,020               10,519
8/31/1993        10,327        10,290        10,050               10,786
9/30/1993        10,319        10,332        10,070               10,733
10/31/1993       10,450        10,356        10,110               11,351
11/30/1993       10,353        10,305        10,121               11,476
12/31/1993       10,459        10,347        10,121               12,011
1/31/1994        10,635        10,450        10,151               11,943
2/28/1994        10,344        10,303        10,181               11,211
3/31/1994         9,916        10,154        10,212               10,742
4/30/1994         9,927        10,090        10,222               10,493
5/31/1994         9,854        10,097        10,232               10,902
6/30/1994         9,769        10,099        10,263               10,552
7/31/1994         9,865        10,230        10,294               10,843
8/31/1994        10,037        10,260        10,335               11,128
9/30/1994         9,994        10,176        10,366               11,018
10/31/1994        9,929        10,179        10,376               10,960
11/30/1994        9,951        10,132        10,387               11,059
12/31/1994        9,135        10,165        10,387                9,750
1/31/1995         9,025        10,330        10,428                9,308
2/28/1995         9,237        10,527        10,470                8,613
3/31/1995         9,091        10,585        10,501                8,340
4/30/1995         9,397        10,707        10,533                9,439
5/31/1995         9,796        11,009        10,554                9,908
6/30/1995         9,923        11,082        10,575               10,522
7/31/1995         9,910        11,087        10,575               10,868
8/31/1995        10,062        11,176        10,607               10,989
9/30/1995        10,203        11,250        10,628               11,099
10/31/1995       10,251        11,376        10,660               10,808
11/30/1995       10,371        11,515        10,649               11,127
12/31/1995       10,563        11,630        10,639               11,731
1/31/1996        10,647        11,730        10,702               12,343
2/29/1996        10,307        11,605        10,735               11,852
3/31/1996        10,271        11,548        10,788               12,186
4/30/1996        10,247        11,514        10,831               12,629
5/31/1996        10,297        11,509        10,853               12,520
6/30/1996        10,423        11,623        10,864               12,715
7/31/1996        10,486        11,658        10,886               12,746
8/31/1996        10,510        11,673        10,907               13,193
9/30/1996        10,779        11,822        10,940               13,639
10/31/1996       11,101        12,015        10,973               13,688
11/30/1996       11,425        12,160        10,995               14,180
12/31/1996       11,217        12,094        10,995               14,309
1/31/1997        11,217        12,138        11,028               14,807
2/28/1997        11,229        12,156        11,061               15,062
3/31/1997        11,083        12,085        11,094               14,469
4/30/1997        11,231        12,220        11,105               14,833
5/31/1997        11,380        12,315        11,094               15,368
6/30/1997        11,543        12,420        11,105               15,697
7/31/1997        12,065        12,652        11,116               16,401
8/31/1997        11,872        12,602        11,139               16,260
9/30/1997        12,123        12,739        11,161               16,715
10/31/1997       12,235        12,888        11,183               15,949
11/30/1997       12,348        12,918        11,172               16,352
12/31/1997       12,562        13,024        11,161               16,693
1/31/1998        12,676        13,199        11,183               17,047
2/28/1998        12,648        13,181        11,205               17,199
3/31/1998        12,706        13,220        11,228               17,335
4/30/1998        12,764        13,283        11,250               17,384
5/31/1998        12,838        13,375        11,273               17,231
6/30/1998        12,986        13,465        11,284               17,149
7/31/1998        13,001        13,518        11,295               17,314
8/31/1998        13,226        13,785        11,307               14,591
9/30/1998        13,545        14,118        11,318               15,085
10/31/1998       13,453        14,146        11,341               15,600
11/30/1998       13,576        14,093        11,341               16,622
12/31/1998       13,622        14,147        11,329               16,574
1/31/1999        13,669        14,208        11,352               16,396
2/28/1999        13,352        14,001        11,363               16,479
3/31/1999        13,464        14,094        11,397               17,247
4/30/1999        13,576        14,134        11,477               17,787
5/31/1999        13,350        14,044        11,477               17,013
6/30/1999        13,367        14,069        11,477               17,245
7/31/1999        13,350        14,083        11,512               17,061
8/31/1999        13,334        14,111        11,535               17,238
9/30/1999        13,434        14,221        11,592               17,647
10/31/1999       13,418        14,239        11,616               17,974
11/30/1999       13,452        14,245        11,627               18,490
12/31/1999       13,401        14,205        11,627               18,973
1/31/2000        13,504        14,166        11,650               18,832
2/29/2000        13,781        14,277        11,720               19,718
3/31/2000        14,113        14,459        11,814               20,240
4/30/2000        14,042        14,449        11,826               19,962
5/31/2000        14,025        14,509        11,838               19,573
6/30/2000        14,185        14,719        11,909               20,343
7/31/2000        14,418        14,818        11,933               20,836
8/31/2000        14,654        14,973        11,944               21,359
9/30/2000        14,599        15,088        12,004               21,409
10/31/2000       14,710        15,187        12,028               21,198
11/30/2000       15,025        15,407        12,040               21,520
12/31/2000       15,287        15,663        12,028               21,838
1/31/2001        15,363        15,848        12,100               22,246
2/28/2001        15,553        15,995        12,149               22,088
3/31/2001        15,629        16,121        12,173               22,179
4/30/2001        15,513        16,057        12,222               22,310
5/31/2001        15,610        16,123        12,283               22,823
6/30/2001        15,707        16,182        12,307               23,277
7/31/2001        16,042        16,475        12,270               23,327
8/31/2001        16,281        16,618        12,270               23,802
9/30/2001        16,302        16,962        12,332               23,206
10/31/2001       16,865        17,219        12,295               24,125
11/30/2001       16,440        17,024        12,270               24,237
12/31/2001       16,337        16,942        12,221               24,566
1/31/2002        16,440        16,989        12,246               24,958
2/28/2002        16,564        17,129        12,295               25,727
3/31/2002        16,313        16,867        12,368               25,340
4/30/2002        16,545        17,168        12,443               25,920
5/31/2002        16,566        17,287        12,443               25,934
6/30/2002        16,690        17,497        12,455               25,518
7/31/2002        17,007        17,847        12,467               25,233
8/31/2002        17,457        18,034        12,505               26,295
9/30/2002        17,756        18,380        12,530               26,246
10/31/2002       17,577        18,346        12,555               26,784
11/30/2002       17,507        18,175        12,555               27,357
12/31/2002       17,786        18,514        12,530               28,093
1/31/2003        17,670        18,460        12,580               27,961
2/28/2003        17,935        18,660        12,681               28,512
3/31/2003        17,930        18,659        12,757               29,059
4/30/2003        18,243        18,696        12,731               30,076


---------------------------------------------------------------------------------------------------------------------
                                       CUMULATIVE TOTAL RETURNS WITH LOAD        ANNUALIZED TOTAL RETURNS WITH LOAD
PERIODS ENDED                                                          SINCE                               SINCE
APRIL 30, 2003                  6 MONTHS  1 YEAR   5 YEARS  10 YEARS INCEPTION2 1 YEAR   5 YEARS 10 YEARS INCEPTION2
---------------------------------------------------------------------------------------------------------------------
ISI North American Government
  Bond Fund - A Shares            0.66%    7.00%   38.63%   82.43%     87.38%   7.00%     6.75%    6.20%    6.29%
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate
Treasury Index3                   1.91%    8.90%   40.75%   86.96%     91.94%   8.90%     7.08%    6.46%    6.57%
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Emerging
Americas Index: Mexico Section4  12.29%   16.04%   73.02%  200.76%    210.64%  16.04%    11.59%   11.64%   11.69%
---------------------------------------------------------------------------------------------------------------------
Consumer Price Index5             1.40%    2.32%   13.16%   27.31%     28.59%   2.32%     2.50%    2.44%    2.48%
---------------------------------------------------------------------------------------------------------------------

1 Past Performance is not indicative of future results. Investment return and principal will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Performance does not reflect the deduction of taxes that a shareholder would pay on a fund distribution or the redemption of fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.
3 The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector.
4 Lehman Brothers Emerging Americas Index: Mexico Section is an unmanaged sub-index of the Lehman Brothers Emerging Markets Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The performance information in the graph and table above is quoted in US dollars. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
5    The Consumer Price Index is a widely used measure of inflation.

--------------------------------------------------------------------------------
ISI STRATEGY FUND - ISI SHARES PERFORMANCE COMPARISON 1
--------------------------------------------------------------------------------

[EDGAR REPRESENTATION OF BAR CHART:

                                                              LIPPER FLEXIBLE
            ISI STRATEGY   WILSHIRE 500       CONSUMER       FUNDS PORTFOLIO
               FUND         STOCK INDEX      PRICE INDEX           AVERAGE
           -------------- ----------------  -------------    ----------------

Date            Load
----           -----
9/16/1997       9,699          10,000           10,000            10,000
9/30/1997       9,719          10,000           10,000            10,000
10/31/1997      9,554           9,667           10,020             9,776
11/30/1997      9,767           9,983           10,010             9,925
12/31/1997      9,933          10,168           10,000            10,053
1/31/1998      10,020          10,223           10,020            10,123
2/28/1998      10,459          10,967           10,040            10,582
3/31/1998      10,810          11,516           10,060            10,934
4/30/1998      10,878          11,653           10,080            11,022
5/31/1998      10,761          11,343           10,100            10,895
6/30/1998      11,044          11,741           10,110            11,110
7/31/1998      10,887          11,483           10,121            10,971
8/31/1998       9,992           9,695           10,131             9,871
9/30/1998      10,483          10,328           10,141            10,261
10/31/1998     10,888          11,097           10,161            10,720
11/30/1998     11,337          11,796           10,161            11,125
12/31/1998     11,776          12,550           10,151            11,542
1/31/1999      12,079          13,012           10,171            11,752
2/28/1999      11,634          12,540           10,181            11,423
3/31/1999      11,937          13,024           10,212            11,729
4/30/1999      12,301          13,648           10,283            12,077
5/31/1999      12,068          13,350           10,283            11,872
6/30/1999      12,443          14,041           10,283            12,259
7/31/1999      12,148          13,590           10,314            12,070
8/31/1999      12,046          13,464           10,335            11,993
9/30/1999      11,863          13,112           10,387            11,867
10/31/1999     12,282          13,946           10,407            12,233
11/30/1999     12,496          14,413           10,418            12,487
12/31/1999     12,953          15,507           10,418            13,091
1/31/2000      12,649          14,864           10,439            12,749
2/29/2000      12,869          15,196           10,501            12,993
3/31/2000      13,498          16,099           10,585            13,574
4/30/2000      13,056          15,260           10,596            13,267
5/31/2000      12,804          14,727           10,606            13,065
6/30/2000      13,183          15,377           10,670            13,390
7/31/2000      13,098          15,063           10,691            13,278
8/31/2000      13,734          16,157           10,702            13,873
9/30/2000      13,289          15,403           10,756            13,516
10/31/2000     13,205          15,076           10,777            13,420
11/30/2000     12,491          13,576           10,788            12,857
12/31/2000     12,735          13,818           10,777            13,153
1/31/2001      13,063          14,347           10,842            13,401
2/28/2001      12,340          12,986           10,885            12,728
3/31/2001      11,865          12,112           10,907            12,204
4/30/2001      12,299          13,109           10,951            12,775
5/31/2001      12,379          13,239           11,005            12,840
6/30/2001      12,254          13,018           11,027            12,620
7/31/2001      12,259          12,803           10,994            12,569
8/31/2001      11,814          12,028           10,994            12,134
9/30/2001      11,107          10,947           11,049            11,437
10/31/2001     11,416          11,226           11,016            11,657
11/30/2001     11,874          12,084           10,994            12,138
12/31/2001     12,006          12,301           10,950            12,235
1/31/2002      11,903          12,149           10,972            12,083
2/28/2002      11,765          11,899           11,016            11,955
3/31/2002      12,087          12,420           11,082            12,255
4/30/2002      11,814          11,813           11,148            11,953
5/31/2002      11,768          11,674           11,148            11,898
6/30/2002      11,193          10,854           11,160            11,308
7/31/2002      10,618           9,978           11,171            10,705
8/31/2002      10,745          10,036           11,204            10,803
9/30/2002      10,041           9,029           11,227            10,113
10/31/2002     10,515           9,720           11,249            10,551
11/30/2002     10,885          10,306           11,249            10,930
12/31/2002     10,500           9,735           11,227            10,618
1/31/2003      10,291           9,490           11,272            10,459
2/28/2003      10,221           9,329           11,362            10,374
3/31/2003      10,326           9,435           11,430            10,409
4/30/2003      10,932          10,208           11,407            10,963


--------------------------------------------------------------------------------------------------------------------
                                    CUMULATIVE TOTAL RETURNS WITH LOAD        ANNUALIZED TOTAL RETURNS WITH LOAD
PERIODS ENDED                                                       SINCE                               SINCE
APRIL 30, 2003                  6 MONTHS  1 YEAR      5 YEARS    INCEPTION2   1 YEAR    5 YEARS      INCEPTION2
--------------------------------------------------------------------------------------------------------------------
ISI Strategy Fund Shares         0.85%     -10.27%     -2.49%       9.32%    -10.27%      -0.50%        1.60%
--------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index3             5.02%     -13.59%    -12.40%       2.08%    -13.59%      -2.61%        0.37%
--------------------------------------------------------------------------------------------------------------------
Consumer Price Index4            1.40%       2.32%     13.16%      14.07%      2.32%       2.50%        2.39%
--------------------------------------------------------------------------------------------------------------------
Lipper Flexible Portfolio
   Funds Average5                3.88%      -8.11%     -0.83%       9.63%     -8.11%      -0.33%        1.51%
--------------------------------------------------------------------------------------------------------------------


1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.
3 The Wilshire 5000 Index is an unmanaged index that represents the broadest measure of the US equity market. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
4    The Consumer Price Index is a widely used measure of inflation.
5 Lipper figures represent the average total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category indicated.

--------------------------------------------------------------------------------
TOTAL RETURN US TREASURY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2003

                                 INTEREST   MATURITY       PAR        MARKET
 SECURITY                          RATE       DATE        VALUE        VALUE
--------------------------------------------------------------------------------

US TREASURY OBLIGATIONS - 87.32%

US Treasury Bond                 10.375%   11/15/12   $ 14,250,000  $ 18,889,600
US Treasury Bond                  8.875%    2/15/19     10,800,000    16,068,796
US Treasury Bond                  7.500%   11/15/24     61,000,000    82,969,531
US Treasury Bond                  5.250%   11/15/28      2,000,000     2,106,563
US Treasury Note                  3.250%   12/31/03     56,000,000    56,787,500
US Treasury Note                  3.000%    2/15/08     15,000,000    15,162,891
US Treasury Note                  5.500%    5/15/09     25,000,000    28,281,250
                                                                      ----------

       TOTAL US TREASURY OBLIGATIONS
          (COST $216,139,167)                                        220,266,131
                                                                     -----------

ZERO COUPON US TREASURY BONDS (STRIPs) - 2.87%
US Treasury STRIPs1               5.410%2  8/15/15     5,000,000       2,871,114
US Treasury STRIPs1               5.640%2  5/15/17     8,500,000       4,362,024
                                                                       ---------

       TOTAL ZERO COUPON US TREASURY BONDS (STRIPs)
          (Cost $6,486,560)                                            7,233,138
                                                                       ---------

REPURCHASE AGREEMENT - 8.51%
  GOLDMAN SACHS & Co.
    Dated 4/30/03, 1.220%, principal and interest in the
    amount of $21,464,727 due 5/1/03, collateralized by
    US Treasury Obligations, par value of $21,963,000,
    due 9/18/03 to 9/30/03 with a value of $21,894,028.               21,464,000
                                                                      ----------

       TOTAL REPURCHASE AGREEMENT
          (Cost $21,464,000)                                          21,464,000
                                                                      ----------

TOTAL INVESTMENTS - 98.70%                                           248,963,269
          (Cost $244,089,727)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.30%                          3,285,499
                                                                   -------------

NET ASSETS - 100%                                                  $ 252,248,768
                                                                   =============

--------------------------------------------------------------------------------
1   Includes principal of underlying security only.
2   Yield as of April 30, 2003.


6                          See Notes to Financial Statements.

--------------------------------------------------------------------------------
MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2003

                                                           RATING*
ISSUER                                                   (MOODY'S/S&P)       PAR VALUE       MARKET VALUE
----------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS - 86.14%
General Obligations - 56.55%
Arlington County, VA
  5.000% 10/1/14                                          Aaa / AAA         $ 2,000,00      2,183,760
Cary, NC
  5.000%  3/1/18                                          Aaa / AAA         2,000,000       2,161,220
Charlotte, NC
  5.000%  2/1/19                                          Aaa / AAA         2,300,000       2,436,643
Chesterfield County, VA
  5.625% 1/15/14                                          Aaa / AAA         1,350,000       1,532,210
Chesterfield County, VA
  5.000% 1/15/20                                          Aaa / NR          1,000,000       1,054,850
Du page County, IL, Jail Project
  5.600%  1/1/21                                          Aaa / AAA         1,600,000       1,840,432
Florida State, Board of Education, Public Education
  5.125% O6/1/21                                          Aa2 / AA+         1,000,000       1,054,410
Franklin County, OH
  5.450% 12/1/09                                          Aaa / AAA         1,500,000       1,567,170
Georgia State, Series B
  5.000%  7/1/19                                          Aaa / AAA         5,000,000       5,316,600
Georgia State, Series D
  5.000% 10/1/17                                          Aaa / AAA         1,850,000       1,990,082
Guilford County, NC, Series B
  5.250% 10/1/16                                          Aa1 / AAA         3,000,000       3,323,790
King County, WA, Series G
  5.000% 12/1/17                                          Aa1 / AA+         2,565,000       2,732,135
Mecklenburg County, NC, Series D
  4.250%  2/1/19                                          Aaa / AAA         2,000,000       2,006,240
Minneapolis, MN, Ref- Series B
  5.200%  3/1/13                                          Aa1 / AAA         3,200,000       3,441,632
Minnesota State
  5.000% 11/1/14                                          Aaa / AAA         2,500,000       2,731,100
Minnesota State
  5.500%  6/1/18                                          Aaa / AAA         2,000,000       2,247,680
Missouri State, Fourth Street Building, Series A
  4.125% 10/1/19                                          Aaa / AAA         2,000,000       1,994,040
Missouri State, Fourth State Building, Series A
  5.000%  6/1/23                                          Aaa / AAA         2,000,000       2,056,840
Montgomery County, MD, Series A
  5.000%  2/1/22                                          Aaa / AAA         2,750,000       2,907,960
North Carolina, Public School Building
  4.600%  4/1/17                                          Aa1 / AAA         5,000,000       5,249,250


                          See Notes to Financial Statements.                   7


--------------------------------------------------------------------------------
MANAGED MUNICIPAL FUND (CONTINUED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2003

                                                           RATING*
ISSUER                                                   (MOODY'S/S&P)     PAR VALUE       MARKET VALUE
-------------------------------------------------------------------------------------------------------

Salt Lake City, UT, Series A
  4.500%  3/1/20                                          Aaa / NR          2,240,000       2,268,336
South Carolina State, Highway, Series B
  5.000%  4/1/19                                          Aaa / AAA         1,000,000       1,068,950
South Carolina State, Highway, Series B
  5.650%  7/1/21                                          Aaa / AAA         1,260,000       1,406,727
South Carolina State, State Institutional Series A
  5.300%  3/1/17                                          Aaa / AAA         1,700,000       1,877,667
Spring Branch, TX, Independent School District
  5.125%  2/1/26                                          Aaa / AAA         2,000,000       2,057,420
Virginia State
  5.250%  6/1/16                                          Aaa / AAA         1,320,000       1,459,801
Washington State, Series E
  5.000%  7/1/22                                          Aa1 / AA+         2,000,000       2,035,980
                                                                                            ---------
                                                                                           62,002,925
                                                                                           ----------

OTHER REVENUE - 8.76%
Fairfax County, VA, Water Authority Water Revenue
  5.000%  4/1/27                                          Aa1 / AAA         3,500,000       3,615,570
Gwinett County, GA, Water & Sewer Authority
  5.300%  8/1/20                                          Aaa / AAA         1,250,000       1,348,675
Gwinett County, GA, Water & Sewer Authority
  5.250%  8/1/24                                          Aaa / AAA         1,500,000       1,592,430
Texas, Water Development Board Revenue
  4.750% 7/15/20                                          Aaa / AAA         3,000,000       3,053,790
                                                                                            ---------
                                                                                            9,610,465
                                                                                            ---------

PREREFUNDED ISSUES - 20.83%
Arlington, TX, School District
  5.750% 2/15/21                                          Aaa / NR          3,535,000       3,809,351
Charlotte, NC, Water & Sewer System Revenue
  5.250% 6/1/24                                           Aa1 / AAA         1,600,000       1,835,984
Chicago, IL, Metropolitan Water Reclamation District-
  6.300% 12/1/09                                          Aaa / AA+         1,000,000       1,121,190
Dallas, TX
  5.000% 2/15/10                                          Aaa / AAA         1,750,000       1,862,665
Delaware State, Series A
  5.125% 4/1/16                                           Aaa / AAA         2,150,000       2,362,721
Delaware State, Series A
  5.500% 4/1/19                                           Aaa / AAA         2,500,000       2,878,575
Florida State, Transportaton, Series A
  5.800% 7/1/18                                           Aa2 / AAA         2,000,000       2,205,840
Indianapolis, IN, Public Improvement Board Revenue,
  Series A 6.000% 1/10/18                                 Aaa / AAA           300,000         307,101



8                         See Notes to Financial Statements.


--------------------------------------------------------------------------------
MANAGED MUNICIPAL FUND (CONTINUED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2003

                                                           RATING*
ISSUER                                                   (MOODY'S/S&P)     PAR VALUE       MARKET VALUE
----------------------------------------------------------------------------------------------------------


Portland, OR, Metro Open Spaces Progressive, Series A
  5.250% 9/1/07                                           Aa1 / AA+         1,500,000      1,550,745
Tennessee State, Series A
  5.500% 3/1/09                                           Aa2 / AA          1,535,000      1,650,018
Tennessee State, Series A
  5.550% 3/1/10                                           Aa2 / AA          1,000,000      1,075,840
Texas State, Series A
  6.000% 10/1/14                                          Aaa / AA          2,000,000      2,174,800
                                                                                           ---------
                                                                                          22,834,830
                                                                                          ----------
       TOTAL MUNICIPAL BONDS
           (COST $87,054,010)                                                             94,448,220
                                                                                          ----------

REPURCHASE AGREEMENT - 10.03%
       GOLDMAN SACHS & Co.                                                                10,994,000
                                                                                          ----------
        Dated 4/30/03, 1.22%, principal and interest in the amount of $10,994,373 due 5/1/03, collateralized by US Treasury Bond, par value of $9,392,000, due 11/15/27 with a market value of $11,214,283.

       TOTAL REPURCHASE AGREEMENT
           (COST $10,994,000)                                                             10,994,000
                                                                                          ----------

TOTAL INVESTMENTS - 96.17%                                                               105,442,220
         (COST $98,048,010)
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.83%                                              4,200,993
                                                                                          ----------
NET ASSETS - 100%                                                                      $ 109,643,213
                                                                                         ===========

--------------------------------------------------------------------------------
* The Moody's and Standard & Poor's ratings indicated are believed to be the most recent ratings available as of April 30, 2003. The ratings shown are not audited. Moody's Municipal Bond Ratings :
       Aaa  Judged to be of the best quality.
        Aa Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
        NR  Not Rated.

S&P Municipal Bond Ratings:
       AAA  Of the highest quality.
        AA The second strongest capicity for payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
        NR  Not Rated.


                 See Notes to Financial Statements.                            9

--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2003

                                                 INTEREST       MATURITY    PAR/NOMINAL       MARKET
SECURITY                                          RATE             DATE        VALUE1         VALUE
----------------------------------------------------------------------------------------------------------

CANADIAN SECURITIES - 10.81%
Canadian Government Bond                           4.500%        9/1/07     C22,300,000    $ 15,744,562
Canadian Government Bond                           6.000%        6/1/11       8,500,000       6,395,724
Canadian Government Bond                           5.250%        6/1/12      11,000,000       7,865,364
                                                                                              ---------

   TOTAL CANADIAN SECURITIES
     (COST $28,144,265)                                                                      30,005,650
                                                                                             ----------

MEXICAN SECURITIES - 15.80%
Mexican Bono2                                     14.000%        9/2/04    P189,596,100      20,034,310
Mexican Bono2                                     14.500%       5/12/05      71,387,700       7,851,574
Mexican Bono2                                     10.500%       7/14/11      96,938,900      10,273,932
Mexican Cetes3                                    8.360%4       6/12/03      59,108,280       5,715,928
                                                                                              ---------

   TOTAL MEXICAN SECURITIES
     (COST $42,792,849)                                                                      43,875,744
                                                                                             ----------

US SECURITIES - 65.75%
General Electric Co.                               5.000%        2/1/13     $ 1,000,000       1,037,683
US Treasury Bond                                   8.750%       8/15/20      14,100,000      20,982,563
US Treasury Bond                                   7.875%       2/15/21       2,750,000       3,807,300
US Treasury Bond                                   7.500%      11/15/24      44,000,000      59,846,875
US Treasury Bond                                   6.875%       8/15/25       8,750,000      11,165,820
US Treasury Note                                   3.250%      12/31/03      47,000,000      47,660,936
US Treasury Note                                   3.000%       2/15/08      16,100,000      16,274,836
US Treasury Note                                   5.500%       5/15/09      19,250,000      21,776,563
                                                                                             ----------

   TOTAL US SECURITIES                                                                      182,552,576
     (Cost $180,946,747)                                                                    -----------


10                     See Notes to Financial Statements.

--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT BOND FUND (CONCLUDED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2003

                                                                                              MARKET
SECURITY                                                                                      VALUE
----------------------------------------------------------------------------------------------------------


REPURCHASE AGREEMENT - 6.49%
    GOLDMAN SACHS & Co.                                                                      18,019,000
                                                                                             ----------
     Dated 4/30/03, 1.220%, principal and interest in the amount of $18,019,611 due 5/1/03, collateralized by US Treasury Bills, par value of $18,484,000, due 10/23/03 with a value of $18,379,491.

    TOTAL REPURCHASE AGREEMENT
       (COST $18,019,000)                                                                    18,019,000
                                                                                             ----------

TOTAL INVESTMENTS - 98.85%                                                                  274,452,970
       (COST $269,902,861)
ASSETS IN EXCESSS OF LIABILITIES  - 1.15%                                                     3,203,478
                                                                                         ---------------

NET ASSETS - 100%                                                                         $ 277,656,448
                                                                                         ===============

------------------------------------------------------------------------------------------------------------------------

1  Par Value is shown in local currency: Canadian dollars (C), Mexican Pesos
   (P) and US dollars ($).
2 Bonos are fixed-rate, local currency-denominated coupon bonds issued by the Mexican government.
3  Cetes are short-term Mexican government debt securities.
4  Yield as of April 30, 2003.


                        See Notes to Financial Statements.                    11

--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2003

                                                    MARKET                                                                  MARKET
SECURITY                                  SHARES     VALUE    SECURITY                                          SHARES       VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 78.80%                                         BIOTECHNOLOGY - 1.53%
Basic Materials - 1.73%                                       Allos Therapeutics +                                201          378
Air Products & Chemicals, Inc.             250      10,767    Amgen, Inc.+                                      1,500       91,965
Alcoa, Inc.                                662      15,180    Andrx Group +                                       100        1,614
Arch Chemicals, Inc.                       325       6,932    Biogen, Inc.+                                       200        7,598
Bowater, Inc.                              100       3,893    Bio-Technology General Corp.+                       100          346
Brady Corp. - Class A                      100       3,351    Charles River Laboratories International, Inc.+     100        2,715
Cabot Corp.                                100       2,787    Chiron Corp.+                                       100        4,083
Crompton Corp.                              92         591    Ciphergen Biosystems, Inc.+                       1,045        5,110
Cytec Industries, Inc.+                     57       1,825    Covance, Inc.+                                      100        1,773
Dow Chemical Co.                           542      17,691    Cubist Pharmaceuticals, Inc.+                        88          812
Du Pont (E.I.) de Nemours & Co.          2,556     108,707    Diagnostic Products Corp.                           100        3,950
Eastman Chemical Co.                       100       3,053    Discovery Partners International +                1,367        4,429
Ecolab, Inc.                               100       5,109    Exelixis, Inc.+                                     900        7,667
Engelhard Corp.                            100       2,455    Genencor International, Inc.+                        96        1,061
Georgia-Pacific Corp.                       79       1,220    Genentech, Inc.+                                    100        3,799
Glatfelter                                 100       1,145    Genzyme Corp. - General Division +                  100        4,028
Goodrich Corp.                              22         310    Gilead Sciences, Inc.+                            2,031       93,710
International Paper Co.                     43       1,537    Human Genome Sciences, Inc.+                         84          982
Lafarge North America, Inc.                200       6,370    Idexx Laboratories, Inc.+                           100        3,900
Lubrizol Corp.                             100       3,161    Invitrogen, Corp.+                                  100        3,270
Martin Marietta Materials, Inc.             62       1,833    Kendle International, Inc.+                         100          489
MeadWestvaco Corp.                          94       2,217    Kosan Biosciences, Inc.+                             76          497
Monsanto Co.                               282       4,907    Lexicon Genetics, Inc.+                              92          460
Newmont Mining Corp.                       205       5,539    Medimmune, Inc.+                                  1,205       42,500
Ns Group, Inc.+                          2,344      17,697    Millennium Pharmaceuticals, Inc.+                    49          539
Nucor Corp.                                100       4,085    Quest Diagnostics, Inc.+                            410       24,498
PPG Industries, Inc.                       200       9,702    Rigel Pharmaceuticals, Inc.+                      1,865        1,623
Praxair, Inc.                              200      11,616    Sangamo Biosciences, Inc.+                          100          283
Quanex Corp.                               821      23,612    Seattle Genetics, Inc.+                             100          261
Rohm & Haas Co.                            273       9,039    Sequenom, Inc.+                                      93          188
Sigma - Aldrich Corp.                      100       4,982    Serologicals Corp.+                                  58          535
Smurfit - Stone Container Corp.+            97       1,365    Universal Display Corp.+                             22          215
Southern Peru Copper Corp.               1,440      22,522                                                                 -------
Temple-Inland, Inc.                        100       4,530                                                                 315,278
Texas Industries, Inc.                      55       1,086                                                                 -------
United States Steel Corp.                   66         945
Valspar Corp.                              100       4,319    BUSINESS SERVICES - 1.41%
Vulcan Materials Co.                       100       3,497    Advent Software, Inc.+                              100        1,259
Wausau-Mosinee Paper Corp.                 123       1,309    Agile Software Corp.+                               981        6,808
Weyerhaeuser Co.                           300      14,877    Allied Waste Industries, Inc.+                      100          830
Wolverine Tube Co.+                      1,896      10,238    Answerthink, Inc.+                                  100          195
                                                   -------    Apollo Group, Inc. - Class A +                       25        1,355
                                                   356,001    Automatic Data Processing, Inc.                     488       16,411
                                                   -------    BearingPoint, Inc.+                                 100          817
                                                              CDW Computer Centers, Inc.+                         283       12,067
                                                              Cendant Corp.+                                    1,540       21,991


12                     See Notes to Financial Statements.


--------------------------------------------------------------------------------
ISI STRATEGY FUND (CONTINUED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2003

                                                       MARKET                                                             MARKET
SECURITY                                     SHARES    VALUE   SECURITY                                         SHARES    VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)                                       Onyx Software Corp.+                              578         347
BASIC MATERIAL (CONTINUED)                                     Opnet Technologies, Inc.+                       1,701      11,958
Ceridian Corp.+                                100     1,395   Paychex, Inc.                                      62       1,931
Certegy, Inc.+                                  48     1,200   Pec Solutions, Inc.+                              100       1,477
ChoicePoint, Inc.+                             410    14,465   Pegasus Solutions, Inc.+                          100       1,190
Ciber, Inc.+                                   100       543   Pegasystems, Inc.+                                220       1,503
Cintas Corp.                                   154     5,529   Perot Systems Corp. - Class A +                   100       1,062
Convergys Corp.+                                17       276   Per-Se Technologies, Inc.+                        100         873
CoStar Group, Inc.+                            100     2,226   Polycom, Inc.+                                     79         776
CSG Systems International, Inc.+               100     1,053   Pomeroy Computer +                              1,153       8,359
Datastream Systems, Inc.+                      359     3,138   Pre-paid Legal Services, Inc.+                    100       2,306
Deluxe Corp.                                   100     4,401   QRS Corp.+                                        100         520
DeVry, Inc.+                                   100     2,314   Republic Services, Inc.+                          113       2,425
Digital River, Inc.+                           347     5,802   R.H. Donnelley Corp.+                             120       3,583
Dun & Bradstreet Corp.+                        410    15,498   Serena Software Co.+                              412       6,493
Equifax, Inc.                                  100     2,319   ServiceMaster Co.                                 168       1,520
Fidelity National Information Systems, Inc.+   520     9,126   Sycamore Networks, Inc.+                          100         323
Fiserv, Inc.+                                  190     5,594   Sylvan Learning Systems, Inc.+                    100       1,754
Forrester Research, Inc.+                      648    10,031   TeleTech Holdings, Inc.+                          100         408
Gartner, Inc. - Class B +                       77       604   Tetra Technologies, Inc.+                         100       2,660
Global Payments, Inc.                           80     2,481   Transaction Systems Architects, Inc.+              83         577
Heidrick & Struggles International, Inc.+       96     1,344   Universal Electronics, Inc.+                      100       1,046
H&R Block, Inc.                                140     5,407   URS Corp.+                                        630       8,946
IDX Systems Corp.+                             100     1,467   Verisity Ltd.+                                     85         997
IMS Health, Inc.                               100     1,540   Viad Corp.                                          9         181
InFocus Corp.+                                 310     1,392   Wallace Computer Services, Inc.                   222       5,801
infoUSA, Inc.+                                 285     1,505   WebMD Corp.+                                       52         501
Inrange Technologies Corp, - Class B +         100       228                                                                 ---
Interpublic Group of Companies, Inc.+          220     2,508                                                             290,613
Iron Mountain, Inc.+                           229     9,126                                                              -------
Kelly Services, Inc. - Class A                 100     2,315   CAPITAL GOODS - 5.18%
Lamar Advertising Co.+                         100     3,592   3M Co.                                            806     101,588
Landamerica Financial Group, Inc.              100     4,107   American Power Conversion Corp.+                  310       4,830
Macrovision Corp.+                             408     7,209   American Standard Companies, Inc.+                200      14,238
Manpower, Inc.                                  93     3,058   Avery Dennison Corp.                              100       5,301
Mapinfo Corp.+                                 100       505   Baldor Electric Co.                               100       2,224
Memberworks, Inc.+                             100     2,193   Ball Corp.                                        100       5,616
Mentor Corp.                                   100     1,851   Belden, Inc.                                       43         511
Metro One Telecommunications, Inc.+             50       324   Boeing Co.                                        805      21,960
MPS Group, Inc.+                               100       675   Caterpillar, Inc.                                 410      21,566
NETIQ Corp.+                                    75     1,033   Clarcor, Inc.                                     100       3,741
Nautilus Group, Inc.                           720     9,144   Cooper Industries Ltd. - Class A                1,150      42,665
Navigant Consulting, Inc.+                     100       751   Cummins, Inc.                                     100       2,711
NCO Group, Inc.+                                96     1,608   Deere & Co.                                       200       8,806
NDCHealth Corp.                                100     1,925   Diebold, Inc.                                     200       7,996
Omnicom Group                                  106     6,561   Digi International, Inc.+                          93         394
                                                               Dover Corp.                                       100       2,874


                    See Notes to Financial Statements.                        13


--------------------------------------------------------------------------------
ISI STRATEGY FUND (CONTINUED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2003

                                                      MARKET                                                             MARKET
SECURITY                                     SHARES    VALUE   SECURITY                                         SHARES    VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)                                       CONSUMER CYCLICALS - 2.70%
CAPITAL GOODS (CONTINUED)                                      Applebee's International, Inc.                     8        219
Eaton Corp.                                   300     24,621   A O Smith Corp.                                   34      1,014
Emerson Electric Co.                          410     20,787   A.T. Cross Co. - Class A +                       100        512
Energizer Holdings, Inc.+                     376     10,836   Belo Corp. - Class A                              25        563
Fastenal Co.                                1,035     35,801   Black & Decker Corp.                             100      4,125
Fisher Scientific International, Inc.+        100      2,881   Brinker International, Inc.+                     250      7,938
Fluor Corp.                                   100      3,457   Brunswick Corp.                                  271      5,916
FMC Technologies, Inc.+                        60      1,129   Carnival Corp.                                   196      5,408
General Dynamics Corp.                        610     37,863   Centex Corp.                                     100      6,602
General Electric Co.                       13,914    409,767   Choice Hotels International, Inc.+               100      2,440
Harsco Corp.                                   97      3,344   Coach, Inc.+                                   1,560     67,876
Illinois Tool Works, Inc.                     490     31,350   CSK Auto Corp.+                                  100      1,025
Ingersoll-Rand Co. - Class A                  200      8,816   Danaher Corp.                                     29      2,000
Johnson Controls, Inc.                        410     33,718   Darden Restaurants, Inc.                         100      1,751
Kaydon Corp.                                  100      2,230   Delphi Corp.                                      33        277
Lawson Products, Inc.                         100      2,700   Donaldson Co., Inc.                               72      2,874
Littelfuse, Inc.+                              19        372   Dow Jones & Co., Inc.                            100      3,960
Lockheed Martin Corp.                         200     10,010   DR Horton, Inc.                                   20        474
Millipore Corp.+                               25        854   Dura Automotive Systems Co.+                     100        805
Molex, Inc.                                    50      1,167   Ethan Allen Interiors, Inc.                       72      2,425
Moog, Inc. - Class A +                         31        986   Ford Motor Co.                                    24        247
Navistar International Corp.+                  96      2,678   Fortune Brands, Inc.                             138      6,679
Northrop Grumman Corp.                        463     40,721   Furniture Brands International, Inc.+            100      2,375
Owens-Illinois, Inc.+                         100        889   Gannett Company, Inc.                             21      1,590
Paccar, Inc.                                  150      8,761   General Motors Corp.                              95      3,425
Pactiv Corp.+                                 100      2,052   General Motors Corp. - Class H +                 150      1,770
Pall Corp.                                    100      2,112   Genesis Intermedia, Inc.+                        600         12
Parker Hannifin Corp.                         100      4,068   Genuine Parts Co.                              1,175     37,565
Power-One, Inc.+                              231      1,351   Haggar Corp.                                   2,137     22,225
Precision Castparts Corp.                     100      2,769   Harley-Davidson, Inc.                            300     13,332
Raytheon Co.                                  200      5,986   Harrah's Entertainment, Inc.+                    200      7,878
Rockwell Automation, Inc.                   1,535     34,998   Hasbro, Inc.                                     100      1,600
Rockwell Collins, Inc.                        100      2,138   Hillenbrand Industries, Inc.                     100      4,990
Roper Industries, Inc.                         69      2,111   Hudson Highland Group, Inc.+                       5         74
Shaw Group, Inc.+                             100      1,165   International Game Technology +                  200     17,260
Snap-On, Inc.                                 100      2,935   Jones Apparel Group, Inc.+                       100      2,852
Sonoco Products Co.                           720     15,732   KB Home                                          100      4,927
Stewart Enterprises, Inc.+                    100        293   Knight-Ridder, Inc.                               69      4,454
Teleflex, Inc.                                100      3,839   Lancaster Colony Corp.                            32      1,367
Textron, Inc.                                 200      5,898   La-Z-Boy, Inc.                                    58      1,133
United Technologies Corp.                     465     28,742   Lear Corp.+                                      300     11,922
White Electronic Designs Co.+                  96        752   Lee Enterprises, Inc.                            100      3,587
W.W. Grainger, Inc.                           100      4,615   Leggett & Platt, Inc.                            100      2,065
York International Corp.                      100      2,390   Lennar Corp. - Class A                           100      5,424
                                                       -----   Lennar Corp. - Class B                            10        536
                                                   1,066,705   Liz Claiborne, Inc.                               72      2,342
                                                   ---------


14                   See Notes to Financial Statements.


--------------------------------------------------------------------------------
ISI STRATEGY FUND (CONTINUED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2003

                                                      MARKET                                                             MARKET
SECURITY                                     SHARES    VALUE   SECURITY                                         SHARES    VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)                                       CONSUMER STAPLES - 10.12%
CONSUMER CYCLICALS (CONTINUED)                                 7-Eleven, Inc.+                                    100        899
Marriott International, Inc. - Class A        300     0,773    AMC Entertainment, Inc.+                           100        958
Masco Corp.                                   210     4,425    Alberto-Culver Co. - Class B                       100      4,928
Mattel, Inc.                                   20       435    Albertson's, Inc.                                3,176     63,075
Maytag Corp.                                  100     2,084    Altria Group, Inc.                               3,021     92,926
McClatchy Co. - Class A                       100     5,860    Anheuser-Busch Cos., Inc.                        3,452    172,186
McGraw-Hill Cos., Inc.                        200     1,678    Archer-Daniels-Midland Co.                          44        488
MGM MIRAGE +                                   66     1,876    Avon Products, Inc.                                300     17,451
Mohawk Industries, Inc.+                      100     5,547    Brown-Forman Corp. - Class B                       200     15,308
New York Times Co. - Class A                  200     9,276    Cablevision Systems Corp.+                      14,125    316,683
Newell Rubbermaid, Inc.                     1,702     1,877    Campbell Soup Co.                                  100      2,203
Nike, Inc. - Class B                          300     6,059    Clear Channel Communications, Inc.+                 85      3,324
Outback Steakhouse, Inc.                      129     4,610    Clorox Co.                                         268     12,119
Photronics, Inc.+                              28       352    Coca Cola Enterprises, Inc.                        100      1,949
Polaris Industries, Inc.                       68     3,595    Coca-Cola Co.                                    4,462    180,265
PracticeWorks, Inc.+                           22       259    Colgate Palmolive Co.                              620     35,445
Pulitzer, Inc.                                 78     3,637    Comcast Corp. - Class A +                        1,305     41,643
Pulte Homes, Inc.                              97     5,625    Comerica, Inc.                                     250     10,877
Reebok International Ltd.+                    100     3,106    Conagra Foods, Inc.                                419      8,799
Scripps (E.W.) Co. - Class A                  200     5,850    Constellation Brands, Inc. - Class A +             310      8,311
Sherwin-Williams Co.                           64     1,784    Coors (Adolph) Co.                                 100      5,353
Speedway Motorsports, Inc.                    100     2,431    Corn Products International, Inc.                   24        717
SPX Corp.+                                     73     2,467    COX Communications, Inc. - Class A +               876     28,996
Stanley Works                                 100     2,403    Dean Foods Co.+                                    284     12,363
Starbucks Corp.+                              100     2,349    Del Monte Foods, Inc.+                              33        262
Starwood Hotels & Resorts Worldwide, Inc.      91     2,442    Delta & Pine Land Co.                              100      2,326
Timberland Co. - Class A +                     29     1,450    Dreyer's Grand Ice Cream, Inc.                   1,212     77,423
Toro Co.                                       16       597    Eastman Kodak Co.                                  620     18,544
Tribune Co.                                   265     2,980    Echostar Communications Corp. - Class A +          100      2,996
Tweeter Home Entertainment Group, Inc.+       574     3,306    Entercom Communications Corp. +                    410     19,922
United Auto Group, Inc.+                       49       835    Estee Lauder Cos., Inc.                            100      3,250
United Rentals, Inc.+                       1,175     2,102    Flowers Foods, Inc.                                 60      1,698
V.F. Corp.                                    200     7,868    Fox Entertainment Group, Inc. - Class A +           95      2,413
Washington Post Co. - Class B                  36     6,244    Gaylord Entertainment Co.+                         100      2,081
Weight Watchers International, Inc.+          510     3,960    General Mills, Inc.                                300     13,533
Wendy's International, Inc.                   100     2,904    Harte-Hanks, Inc.                                   50        900
Whirlpool Corp.                               100     5,349    Heinz (H.J.) Co.                                   300      8,964
Wolverine World Wide, Inc.                    100     1,844    Hershey Foods Corp.                                200     13,050
Yum! Brands, Inc.+                            180     4,446    Hispanic Broadcasting Corp.+                     2,375     60,919
Zygo Corp.+                                    96       717    Hormel Foods Corp.                                 100      2,301
                                                        ---    Ingram Micro, Inc.+                                 72        720
                                                    555,237    International Flavors & Fragrances, Inc.           300      9,534
                                                    -------    J.M Smucker Co.                                     52      1,887
                                                               Kellogg Co.                                        400     13,096


                     See Notes to Financial Statements.                       15


--------------------------------------------------------------------------------
ISI STRATEGY FUND (CONTINUED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2003

                                                      MARKET                                                             MARKET
SECURITY                                     SHARES    VALUE   SECURITY                                         SHARES    VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)                                       Cimarex Energy Co.+                                  32       630
CONSUMER STAPLES (CONTINUED)                                   ConocoPhillips                                      425    21,378
Kimberly-Clark Corp.                          564    28,070    Consol Energy, Inc.                                 300    11,661
Kraft Foods, Inc.                             665    20,549    Cooper Cameron Corp.+                               300    14,358
Kroger Co.+                                   210     3,003    Devon Energy Corp.                                1,086    51,332
Lexar Media, Inc.+                            462     2,241    Diamond Offshore Drilling, Inc.                     100     1,864
McCormick & Co., Inc.                         100     2,479    Dril-Quip, Inc.+                                     96     1,476
Meredith Corp.                                100     4,322    Encore Acquisition Co.+                              61     1,052
Metro-Goldwyn-Mayer, Inc.+                    100     1,115    EOG Resources, Inc.                                  80     2,990
Mondavi (Robert) Corp. - Class A +             66     1,620    Exxon Mobil Corp.                                 2,863   452,778
Nash Finch Co.                                 88     1,100    FMC Corp.+                                          100     1,812
Pathmark Stores, Inc.+                        100       699    Frontier Oil Corp.                                   32       541
PepsiAmericas, Inc.                           100     1,249    Global Industries Ltd.+                              93       413
Pepsi Bottling Group, Inc.                    100     2,054    GlobalSantaFe Corp.                                 696    14,727
PepsiCo, Inc.                               2,411   104,348    Halliburton Co.                                   1,393    29,824
Playtex Products, Inc.+                        50       367    Hanover Compressor Co.+                           1,574    13,237
Price Communications Corp.+                    21       256    Headwaters, Inc.+                                   660    10,824
Procter & Gamble Co.                        2,922   262,542    Helmerich & Payne, Inc.                             100     2,573
R.J. Reynolds Tobacco Holdings, Inc.          100     2,817    Holly Corp.                                         411    11,709
R.R. Donnelley & Sons Co.                     100     2,016    Hydril Co.+                                         100     2,381
Safety Components International, Inc.*         12         0    Kerr-McGee Corp.                                     73     3,074
Safeway, Inc.+                                310     5,152    Marathon Oil Corp.                                  100     2,277
Sara Lee Corp.                                300     5,034    Murphy Oil Corp.                                    820    34,153
Smithfield Foods, Inc.+                     1,502    29,439    Nabors Industries Ltd.+                             200     7,840
Supervalu, Inc.                               100     1,647    National-Oilwell, Inc.+                             100     2,099
Sysco Corp.                                   620    17,813    Noble Corp.+                                        100     3,095
Univision Communications, Inc. - Class A +    100     3,028    NL Industries                                       100     1,740
USA Interactive +                             465    13,927    Noble Energy, Inc.                                  100     3,320
UST, Inc.                                     100     3,133    Occidental Petroleum Corp.                          322     9,612
Viacom, Inc. - Class B +                    3,066   133,095    Patterson - UTI Energy, Inc.+                     1,730    57,246
Walt Disney Co.                             1,985    37,040    Pioneer Natural +                                 2,820    67,454
Weis Markets, Inc.                            100     3,196    Pride International, Inc.+                        1,445    22,426
Westwood One, Inc.+                           100     3,490    Schlumberger Ltd.                                   100     4,193
Whole Foods Market, Inc.+                     540    32,054    Seacor Smit, Inc.+                                  100     3,582
Winn-Dixie Stores, Inc.                       965    12,091    Smith International, Inc.+                          200     7,112
W.M. Wrigley Jr. Co.                          300    17,013    Stone Energy Corp.+                                 673    23,642
Xm Satellite Radio +                        3,311    32,017    Sunoco, Inc.                                      1,863    69,322
                                                     ------    Tidewater, Inc.                                     100     2,690
                                                  2,083,101    Universal Compression Holdings, Inc.+                91     1,651
                                                  ---------    Unocal Corp.                                        100     2,770
ENERGY - 5.78%                                                 Valero Energy Corp.                                 284    10,437
Anadarko Petroleum Corp.                       82     3,641    Weatherford International Ltd.+                     100     4,023
Apache Corp.                                  885    50,666    W-H Energy Services, Inc.+                           85     1,530
Ashland, Inc.                                 330     9,785                                                                -----
B.J. Services Co.+                            100     3,651                                                            1,190,071
Burlington Resources, Inc.                    200     9,262                                                            ---------
ChevronTexaco Corp.                         1,914   120,218


16                        See Notes to Financial Statements.


--------------------------------------------------------------------------------
ISI STRATEGY FUND (CONTINUED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2003

                                                      MARKET                                                             MARKET
SECURITY                                     SHARES    VALUE   SECURITY                                         SHARES    VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)                                       Commerce Bancorp, Inc./NJ                         720    29,282
FINANCE - 17.37%                                               Commerce Bancshares, Inc.                         126     4,769
21st Century Insurance Group                  100     1,353    Community First Bankshares, Inc.                   50     1,346
Aflac, Inc.                                   510    16,682    Compass Bancshares, Inc.                           50     1,686
Alliance Capital Management Holding LP        100     3,188    Compucredit Corp.+                              1,561    11,817
Allmerica Financial Corp.+                     98     1,499    Countrywide Credit Industries, Inc.               100     6,760
Allstate Corp.                                 50     1,889    Crescent Real Estate Equities Co.                 100     1,418
AMB Property Corp.                            100     2,730    Cullen/Frost Bankers, Inc.                        100     3,279
AMBAC Financial Group, Inc.                   150     8,753    Duke Realty Corp.                                 100     2,740
Amcore Financial, Inc.                        100     2,342    Eaton Vance Corp.                                 100     2,980
American Capital Strategies Ltd.            2,789    67,661    Edwards (A.G.), Inc.                              100     2,983
American Express Co.                        1,525    57,737    Electro Rent Co.+                               1,930    19,261
American Financial Group, Inc.                644    14,284    Equity Office Properties Trust                    344     8,934
American  International Group, Inc.         3,139    81,905    Equity Residential                                200     5,182
American National Insurance Co.               300    24,000    Fannie Mae                                      4,502    25,900
AmSouth Bancorp                                49     1,031    Federated Department Stores +                      22       674
AON Corp.                                      50     1,108    Fidelity National Financial, Inc.                  11       378
Apartment Investment & Management Co.          52     1,964    Fifth Third Bancorp                                19       937
Archstone-Smith Trust                         100     2,280    Financial Federal Corp.+                        2,312    51,789
Arden Realty, Inc.                            100     2,383    First American Corp.                              100     2,650
Argonaut Group, Inc.                          100     1,008    First Financial Corp./Indiana                     100     5,100
Associated Banc Corp.                         121     4,228    First Niagara Financial Corp.                      58       705
Astoria Financial Corp.                       100     2,502    First Place Financial Corp.                       100     1,601
AvalonBay Communities, Inc.                   100     3,989    First Tennessee National Corp.                    100     4,380
Bancorpsouth, Inc.                            100     2,010    First Virginia Banks, Inc.                        620    25,327
Bank of America Corp.                       4,887    61,882    FirstMerit Corp.                                  100     2,050
Bank of Hawaii Corp.                        1,555    51,253    Flagstar Bancorp, Inc.                             75     2,483
Bank of New York Co., Inc.                    620    16,399    FleetBoston Financial Co.                       1,071    28,403
Banknorth Group, Inc.                         100     2,388    Flushing Financial Corp.                           25       478
BB&T Corp.                                    460    14,996    Franklin Resources, Inc.                          300    10,464
Bear Stearns Companies, Inc.                  120     8,021    Freddie Mac                                       810    46,899
Berkshire Hathaway Inc. - Class A +             2    39,630    GBC Bancorp                                       100     2,747
Boston Properties, Inc.                       100     3,920    Glenborough Realty Trust, Inc.                    100     1,658
Capital One Financial Corp.                   100     4,187    Glimcher Realty Trust                             100     2,066
CarrAmerica Realty Corp.                      100     2,608    Golden West Financial Corp.                       200    15,084
Catellus Development Corp.+                   100     2,118    Greenpoint Financial Corp.                        100     4,776
Charles Schwab Corp.                          150     1,294    Hartford Financial Services Group                 300    12,228
Charter One Financial, Inc.                   160     4,648    Health Care Property Investors, Inc.              100     3,722
Chubb Corp.                                   300    15,867    Hibernia Corp. - Class A                          100     1,812
Cincinnati Financial Corp.                    200     7,370    HSBC Holdings - ADR                                57     3,101
Citigroup, Inc.                             6,252    45,391    Hudson United Bancorp                              13       433
Citizens Banking Corp./MI                     100     2,297    Hugoton Royalty Trust                             100     1,456
City Bank Lynnwood WA                         798    19,024    Huntington Bancshares, Inc.                        86     1,674
City National Corp.                           100     4,117    Independent Bank Corp.                             26       620
CNA Financial Corp.+                        1,985    47,541    IndyMac Bancorp                                   100     2,228
Colonial BancGroup, Inc.                      100     1,273    Insignia Financial Group +                      2,148    23,843


                          See Notes to Financial Statements.                  17


--------------------------------------------------------------------------------
ISI STRATEGY FUND (CONTINUED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2003

                                                      MARKET                                                             MARKET
SECURITY                                     SHARES    VALUE   SECURITY                                         SHARES    VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)                                       Penford Corp.                                 100     1,349
FINANCE (CONTINUED)                                            Pennsylvania Real Estate Investment Trust     100     2,855
Integra Bank Corp.                             26       443    People's Bank/Bridgeport                      100     2,635
Interpool, Inc.                               100     1,524    PMI Group, Inc.                               100     3,082
iStar Financial, Inc.                         100     2,993    PNC Financial Services Group, Inc.            410    17,999
Janus Capital Group, Inc.                      89     1,237    Popular, Inc.                                 100     3,654
Jefferson-Pilot Corp.                         225     9,020    Progressive Corp.                             610    41,480
John Hancock Financial Services, Inc.         260     7,545    Prologis                                      100     2,574
J.P. Morgan Chase & Co.                     2,180    63,983    Provident Bankshares Corp.                     20       508
KeyCorp                                       310     7,474    Provident Financial Group, Inc.               100     2,365
Kilroy Realty Corp.                           100     2,482    Providian Financial Corp.+                    100       737
Kimco Realty Corp.                            150     5,430    Prudential Financial, Inc.                  1,175    37,565
Knight Trading Group, Inc.+                   720     3,643    Public Storage, Inc.                          186     5,980
LaBranche & Co., Inc.                         100     1,658    Radian Group, Inc.                            200     7,940
La Quinta Corp.+                               55       186    Regions Financial Corp.                       200     6,742
Legg Mason, Inc.                              100     5,430    Reinsurance Group of America, Inc.            100     2,865
Lehman Brothers Holdings, Inc.                300    18,891    R & G Financial Corp. - Class B               100     2,708
Leucadia National Corp.                       100     3,810    RLI Corp.                                     100     2,955
Liberty Property Trust                        100     3,129    Rouse Co.                                     100     3,475
Lincoln National Corp.                        200     6,392    Silicon Valley Bancshares +                   100     2,338
Loews Corp.                                    40     1,651    Simon Property Group, Inc.                    100     3,672
M & T Bank Corp.                              312    26,355    SLM Corp.                                     350    39,200
Marsh & Mclennan Cos., Inc.                 1,250    59,600    SouthTrust Corp.                              100     2,686
Marshall & Ilsley Corp.                       100     2,942    Southwest Bancorp of Texas, Inc.+             100     3,398
MBIA, Inc.                                    150     6,705    Sovereign Bancorp, Inc.                        60       927
MBNA, Inc.                                  1,225    23,153    St. Paul Cos., Inc.                           100     3,434
Mellon Financial Corp.                        210     5,555    State Street Corp.                            300    10,509
Mercantile Bankshares Corp.                   100     3,834    Stewart Information Services Corp.+           100     2,668
Mercury General Corp.                         100     4,400    Student Loan Corp.                            410    43,956
Merrill Lynch & Co., Inc.                     920    37,766    SunTrust Banks, Inc.                          402    23,002
Metlife, Inc.                                 598    17,181    Synovus Financial Corp.                        25       487
Metris Cos., Inc.                           2,260     8,159    TCF Financial                                 100     3,960
MGIC Investment Corp.                         153     6,955    Torchmark Corp.                               200     7,750
Mony Group, Inc.                              100     2,323    T. Rowe Price Group, Inc.                     100     3,052
Moody's Corp.                               3,207    54,866    Transatlantic Holdings, Inc.                  620    42,160
Morgan Stanley                              2,131    95,362    Travelers Property Casualty Corp. - Class B   662    10,757
National City Corp.                           660    19,774    Trustmark Corp.                               100     2,458
National Health Investors, Inc.               100     1,625    Union Planters Corp.                          300     8,562
Nationwide Financial Services, Inc.           891    25,082    UnionbanCal Corp.                             200     8,080
Neuberger Berman, Inc.                         50     1,535    Unitrin, Inc.                                 100     2,471
New Century Financial                       2,012    74,102    UnumProvident Corp.                         1,263    14,524
North Fork Bancorp, Inc.                      150     4,854    US Bancorp                                  2,123    47,024
Northern Trust Corp.                          300    10,530    Valley National Bancorp                       384    10,169
Northwest Bancorp, Inc.                       100     1,630    Vornado Realty Trust                           43     1,634
Old National Bancorp                           84     1,833    Wachovia Corp.                              1,567    59,875
Old Republic International Corp.              100     3,060    Waddell & Reed Financial, Inc.  - Class A     100     2,000



18                          See Notes to Financial Statements.


--------------------------------------------------------------------------------
ISI STRATEGY FUND (CONTINUED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2003

                                                      MARKET                                                             MARKET
SECURITY                                     SHARES    VALUE   SECURITY                                         SHARES    VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)                                       Haemonetics Corp.+                                   98      1,738
FINANCE (CONTINUED)                                            HCA, Inc.                                           610     19,581
Washington Mutual, Inc.                       859    33,930    Health Management Associate, Inc. - Class A          50        853
Webster Financial Corp.                       152     5,706    Health Net, Inc.+                                   120      3,131
Wells Fargo & Co.                           2,636    27,213    Henry Schein, Inc.+                                 100      4,315
Westamerica Bancorp.                          100     4,310    Humana, Inc.+                                       100      1,105
White Mountains Insurance Group Ltd.           25     9,412    Invacare Corp.                                       78      2,492
Whitney Holding Corp.                         150     5,067    IVAX Corp.+                                          50        804
Wilmington Trust Corp.                        200     5,382    Johnson & Johnson                                 4,806    270,866
WP Carey & Co. LLC                          2,720    72,080    King Pharmaceuticals, Inc.+                          49        618
Zions Bancorp.                                100     4,927    LifePoint Hospitals, Inc.+                           56      1,093
                                                      -----    Lincare Holdings, Inc.+                             100      3,037
                                                  3,577,203    Manor Care, Inc.+                                   410      7,975
                                                  ---------    McKesson Corp.                                       59      1,637
                                                               MedQuist, Inc.+                                     100
HEALTH CARE - 10.53%                                           Medtronic, Inc.                                   1,520     72,565
Abbott Laboratories                         1,985    80,651    Merck & Co., Inc.                                 5,643    328,310
Accredo Health, Inc.+                          37       546    Mid Atlantic Medical Services +                      84      3,658
Allergan, Inc.                                510    35,828    Molecular Devices Corp.+                             86      1,079
AmerisourceBergen Corp.                       218    12,611    Mylan Laboratories, Inc.                            775     21,909
Anthem, Inc.+                                 300    20,592    Nabi Biopharmaceuticals +                           666      4,169
Apogent Technologies, Inc.+                   100     1,718    Oakley, Inc.+                                        58        609
Applerra Corp.- Applied Biosystems Group      100     1,753    Omnicare, Inc.                                      100      2,652
Apria Healthcare Group, Inc.+                 100     2,345    Orthodontic Centers of America, Inc.+               100        580
Arrow International, Inc.                     100     4,266    Oxford Health Plans, Inc.+                          730     21,367
Bausch & Lomb, Inc.                           100     3,516    Pacificare Health Systems +                          25        796
Baxter International, Inc.                    450    10,350    Patterson Dental Co.+                               100      4,017
Beckman Coulter, Inc.                         100     3,887    Perrigo                                             100      1,536
Becton Dickinson & Co.                        200     7,080    Pfizer, Inc.                                     11,213    344,800
Beverly Enterprises, Inc.+                    100       191    PolyMedica Corp.                                    100      3,725
Biomet, Inc.                                  275     8,377    Province Healthcare Co.+                             25        250
Boston Scientific Corp.+                      720    30,996    RehabCare Group, Inc.+                               51        891
Bristol-Myers Squibb Co.                    3,105    79,302    Renal Care Group, Inc.+                             100      3,240
Cardinal Health, Inc.                         616    34,052    Respironics, Inc.+                                  100      3,842
Caremark Rx, Inc.+                          6,529   129,992    Salix Pharmaceuticals Ltd.+                          24        270
Community Health Systems, Inc.+               100     1,900    Schering-Plough Corp.                             1,325     23,982
Coventry Health Care, Inc.+                    66     2,694    Sola International, Inc.+                           100      1,401
C.R. Bard, Inc.                               510    32,324    St. Jude Medical, Inc.+                             620     32,525
Cymer, Inc.+                                  100     2,855    Steris Corp.+                                       100      2,270
Cytyc Corp.+                                   86     1,135    Stryker Corp.                                       200     13,402
DaVita, Inc.+                                  20       412    Sunrise Assisted Living, Inc.+                       66      1,782
Dentsply International, Inc.                  150     5,618    Sybron Dental Specialties, Inc.+                     33        672
Edwards Lifesciences Corp.+                    80     2,310    Triad Hospitals, Inc.+                               82      1,805
Eli Lilly & Co.                             1,846   117,812    UnitedHealth Group, Inc.                            620     57,121
Express Scripts, Inc.+                        100     5,896    US Oncology, Inc.+                                   88        632
First Health Group Corp.+                     100     2,505    Ventas, Inc.                                         19        247
Forest Laboratories, Inc.+                  1,896    98,061
Guidant Corp.                               1,030    40,160


                    See Notes to Financial Statements.                        19


--------------------------------------------------------------------------------
ISI STRATEGY FUND (CONTINUED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2003

                                                      MARKET                                                             MARKET
SECURITY                                     SHARES    VALUE   SECURITY                                         SHARES    VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)                                        IDT Corp.+                                         210      2,999
HEALTH CARE (CONTINUED)                                         Inet Technologies, Inc.+                           100        802
Viasys Healthcare, Inc.+                        23       373    Intercept, Inc.+                                 1,826     13,129
Watson Pharmaceuticals, Inc.+                  100     2,907    Intuit, Inc.+                                      917     35,561
Wellpoint Health Systems +                     720    54,677    Juniper Networks, Inc.+                            100      1,022
Wyeth                                          930    40,483    Level 3 Communications, Inc.+                      100        572
Zimmer Holdings, Inc.+                         211     9,896    Netbank, Inc.                                      934      9,321
                                                       -----    Network Associates, Inc.+                           50        571
                                                   2,167,319    NIC, Inc.+                                       1,000      2,
                                                   ---------    Overture Services, Inc.+                            75        802
                                                                Packeteer, Inc.+                                    68        889
INFORMATION SERVICES - 2.42%                                    PC-Tel, Inc.+                                       55        505
Adtran, Inc.+                                  817    33,072    Portal Software, Inc.+                           2,075      2,594
Alltel Corp.                                   377    17,666    Quest Software, Inc.+                               96      1,027
AT&T Corp.                                      74     1,262    Qwest Communications International +             4,899     18,469
AT&T Wireless Services, Inc.+                5,476    35,375    Sun Microsystems, Inc.+                          3,165     10,444
BellSouth Corp.                                730    18,608    Synplicity, Inc.+                                   81        285
Boston Communications Group, Inc.+             452     8,177    TIBCO Software, Inc.+                              100        493
CenturyTel, Inc.                                25       736    Ulticom, Inc.+                                     960      6,960
CT Communications, Inc.                         60       595    WatchGuard Technolgies, Inc.+                       96        422
InfoSpace, Inc.+                                80       997    Yahoo! Inc.+                                     3,168     78,503
Liberty Media Corp. - Class A +              4,330    47,630                                                               ------
Nextel Communications, Inc. - Class A +        380     5,620                                                              604,651
Nextel Partners, Inc. - Class A +               78       453                                                              -------
SBC Communications, Inc.                     3,697    86,362
Sprint Corp. - FON Group                        53       610
Surewest Communications                        593    15,720
Talk America Holdings, Inc.+                 1,617    14,213    RETAIL - 4.17%
Telephone & Data Systems, Inc.                 100     4,309    Abercrombie & Fitch Co.+                           54       1,776
Time Warner Telecom, Inc. - Class A +        1,503     5,411    American Eagle Outfitters +                        16         280
Triton PCS Holdings, Inc. - Class A +          265       755    Automation, Inc.+                                 234       3,241
Turnstone Systems, Inc.+                     2,515     6,287    Autozone, Inc.+                                   300      24,243
U.S. Cellular Corp.+                           476    11,448    Barnes & Noble, Inc.+                             100       1,970
Verizon Communications, Inc.                 4,888   182,713    Bed Bath & Beyond, Inc.+                          300      11,853
                                                     -------    Best Buy Co., Inc.+                               304      10,512
                                                     498,019    Big Lots, Inc.                                    681       8,526
                                                     -------    BJ's Wholesale Club, Inc.+                        100       1,412
                                                                Carmax, Inc.+                                      31         656
INTERNET - 2.94%                                                Circuit City Stores, Inc.                          34         195
Amazon.Com, Inc.+                            3,242    92,948    Costco Wholesale Corp.+                           410      14,198
Ameritrade Holding Corp.+                      100       502    CVS Corp.                                         272       6,585
AOL Time Warner, Inc.+                       5,950    81,396    Dillards, Inc. - Class A                          213       2,978
At Road, Inc.+                                 525     3,365    Dollar General Corp.                               38         553
Cisco Systems, Inc.+                        10,757   161,785    Dollar Tree Stores, Inc.+                          50       1,273
Covad Communications Group, Inc.+            5,670     4,082    Family Dollar Stores, Inc.                        100       3,419
DoubleClick, Inc.+                             899     7,731    Federated Investors, Inc. - Class B                50       1,365
E*TRADE Group, Inc.+                           100       550    Foot Locker, Inc.                                 100       1,100
eFunds Corp.+                                   80       732    Gap, Inc.                                       2,162      35,954
ebay, Inc.+                                    410    38,036    Home Depot, Inc.                                1,245      35,022
Embarcadero Technologies +                     674     4,624    Kohl's Corp.+                                     410      23,288
Hotels.com +                                   300    21,480


20                   See Notes to Financial Statements.


--------------------------------------------------------------------------------
ISI STRATEGY FUND (CONTINUED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2003

                                                      MARKET                                                             MARKET
SECURITY                                     SHARES    VALUE   SECURITY                                         SHARES    VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)                                       Apple Computer, Inc.+                              100        1,420
RETAIL (CONTINUED)                                             Applied Materials, Inc.+                         2,930       42,778
Limited Brands                                624      9,073   Applied Micro Circuits Corp.+                      100          448
Longs Drug Stores Corp.                        83      1,286   Arbitron, Inc.+                                    610       20,777
Lowe's Companies, Inc.                        909     39,896   Arrow Electronics, Inc.+                            93        1,570
May Department Stores Co.                     255      5,513   Ascential Software Corp.+                           96          369
Men's Warehouse, Inc.+                         30        500   Asyst Technologies, Inc.+                           96          458
Michaels Stores, Inc.+                        353     11,028   Audiovox Corp.+                                    100          720
Nordstrom, Inc.                                90      1,560   Avnet, Inc.+                                        98        1,250
Office Depot, Inc.+                           100      1,266   Avocent Corp.+                                     228        6,753
PC Connection, Inc.+                          100        704   AVX Corp.                                          620        6,591
Petsmart, Inc.+                             1,385     20,955   BEA Systems, Inc.+                                  50          536
Pier 1 Imports, Inc.                          100      1,856   BMC Software, Inc.+                                100        1,492
RadioShack Corp.                              100      2,371   Broadcom Corp. - Class A +                         896       16,029
Ross Stores, Inc.                             391     14,819   Cabot Microelectronics Corp.+                       97        4,192
Saks, Inc.+                                   530      4,743   CACI International, Inc.+                          100        3,493
Sears Roebuck & Co.                           210      5,951   Cadence Design Systems, Inc.+                      100        1,143
ShopKo Stores, Inc.+                          100      1,203   Catapult Communication +                           597        5,283
Staples, Inc.+                                 50        952   CCC Information Services +                         848       14,119
Talbots, Inc.                                  72      2,063   Celera Genomics Group +                          1,365       14,333
Target Corp.                                  998     33,373   Checkfree Corp.+                                    68        1,875
Tiffany & Co.                                 100      2,774   Checkpoint Systems, Inc.+                          100        1,335
TJX Cos., Inc.                                200      3,850   CIENA Corp.+                                        71          346
Toys R US, Inc.+                               32        328   Computer Network Technology Corp.+                  96          543
Walgreen Co.                                1,275     39,346   Computer Sciences Corp.+                           210        6,920
Wal-Mart Stores, Inc.                       7,716    434,565   Concerto Software, Inc.+                           100          455
Williams-Sonoma, Inc.+                      1,075     27,821   Corning, Inc.+                                   1,495        8,103
                                                      ------   Dell Computer Corp.+                             3,891      112,489
                                                     858,195   DocuCorp International, Inc.+                      163          712
                                                     -------   DST Systems, Inc.+                                 100        3,070
                                                               Electronic Art +                                   710       42,082
TECHNOLOGY - 10.16%                                            Electronic Scientific Industries, Inc.+            100        1,343
3D Systems Corp.+                              75       379    EMC Corp.+                                       1,615       14,680
Acxiom Corp.+                                 100     1,396    ESS Technology, Inc.+                            1,109        7,674
Adobe Systems, Inc.                           100     3,456    Fair Isaac & Co., Inc.                              51        2,656
Advanced Fiber Communications, Inc.+           30       459    Fairchild Semiconductor - Class A +              1,621       19,241
Advanced Micro Devices, Inc.+                 100       744    First Data Corp.                                 1,055       41,388
Affiliated Computer Services, Inc.                             Flir Systems, Inc.+                                100        5,208
- Class A +                                   279    24,327    FuelCell Energy, Inc.+                           1,130        6,961
Agere Systems, Inc. - Class A +               156       510    Gerber Scientific, Inc.+                            68          561
Agere Systems, Inc. - Class B +             1,310     2,240    Getty Images, Inc.+                                100        3,385
Agilent Technologies, Inc.+                   205     3,284    Harman International Industries, Inc.               80        5,327
Allen Telecom, Inc.+                          598     8,091    Harris Corp.                                       100        2,856
Alliance Data +                                65     1,365    Hewlett-Packard Co.                              4,222       68,819
Altera Corp.+                                 100     1,581    Honeywell International, Inc.                      920       21,712
American Management Systems +                 100     1,230    Hutchinson Technology, Inc.+                       100        2,364
Amkor Technologies, Inc.+                      72       545
Analog Devices, Inc.+                         200     6,624
Anaren, Inc.+                               2,075    15,562


                       See Notes to Financial Statements.                     21


--------------------------------------------------------------------------------
ISI STRATEGY FUND (CONTINUED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2003

                                                      MARKET                                                             MARKET
SECURITY                                     SHARES    VALUE   SECURITY                                         SHARES    VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)                                       Pioneer Standard Electronics, Inc.                 100          969
TECHNOLOGY (CONTINUED)                                         Pitney Bowes, Inc.                                 379       13,307
IBM                                          3,072   260,813   Pixelworks, Inc.+                                1,263        9,409
IKON Office Solutions, Inc.                  2,009    15,590   Powerwave Technologies, Inc.+                       75          301
Illumina, Inc.+                                330       657   QLogic Corp.+                                       52        2,287
Integrated Device Technology, Inc.+            100     1,033   Qualcomm, Inc.                                   3,044       97,073
Intel Corp.                                  8,874   163,282   Rayovac Corp.+                                      96          998
Interactive Data Corp.+                        100     1,600   Read-Rite Corp.+                                   830          672
Intergrated Circuit Systems, Inc.+             210     4,561   Rudolph Technologies, Inc.+                        358        5,409
International Rectifier Corp.+                 100     2,262   Sandisk Corp.+                                      75        1,815
Internet Security Systems +                    167     2,191   Sanmina-SCI Corp.+                                  72          346
Invision Technologies, Inc.+                   370     8,791   Scientific-Atlanta, Inc.                           100        1,625
Iomega Corp.+                                   40       372   SCM Microsystems, Inc.+                            100          382
ITT Industries, Inc.                           100     5,830   Siebel Systems, Inc.+                              100          867
Jabil Circuit, Inc.+                           100     1,870   Silicon Image, Inc.+                                96          574
J.D. Edwards & Co.+                            100     1,198   Skyworks Solutions, Inc.+                        1,882       10,069
JDS Uniphase Corp.+                            720     2,326   SoftBrands, Inc.+                                   44           59
Keane, Inc.+                                   100       964   Standard Microsystems Corp.+                       100        1,266
Kemet Corp.+                                   210     1,926   Storage Technology Corp.+                          100        2,472
KLA-Tencor Corp.+                              200     8,200   Stratex Networks, Inc.+                            219          539
Kulicke & Soffa Industries, Inc.+               64       332   Stratos Lightwave, Inc.+                           100          378
Lam Research Corp.+                             75     1,090   Sungard Data Systems, Inc.+                        100        2,150
Lexmark International, Inc.+                   100     7,451   Symbol Technologies, Inc.                        1,039       11,356
Linear Technology Corp.                      1,961    67,596   Symmetricom, Inc.+                                  64          264
LSI Logic Corp.+                                33       177   Synopsys, Inc.+                                     37        1,800
Lucent Technologies, Inc.+                   5,208     9,374   Talx Corp.                                       1,655       21,052
Manufacturers' Services Ltd.+                  230       886   Tektronix, Inc.+                                   200        3,754
Maxim Integrated Products, Inc.                 65     2,554   Teledyne Technologies, Inc.+                        42          591
McData Corp. - Class A +                       620     6,560   Tellabs, Inc.+                                     100          618
Mercury Interactive Corp.+                     892    30,274   Teradyne, Inc.+                                    100        1,160
MEMC Electronic Materials, Inc.+               497     5,894   Texas Instruments, Inc.                          1,865       34,484
Microchip Technology, Inc.                     297     6,175   Thermo Electron Corp.+                              70        1,272
Micron Technology, Inc.                      2,375    20,187   THQ, Inc.+                                          50          706
Microsoft Corp.                             16,846   430,752   Total System Services, Inc.                         50          925
Motorola, Inc.                               2,020    15,978   TTM Technologies, Inc.+                             96          452
Nanometrics, Inc.+                             100       484   Unisys Corp.+                                       50          520
National Semiconductor Corp.+                  410     7,679   Veritas Software Corp.+                            768       16,904
NCR Corp.+                                      75     1,644   Vishay Intertechnology, Inc.+                       61          762
Neoware Systems, Inc.+                          96       979   Western Digital Corp.+                             716        6,680
Netro Corp.+                                 2,850     8,236   Western Wireless Corp.+                             96          588
Novellus Systems, Inc.+                        100     2,804   Wind River Systems +                               100          331
Nvidia Corp.+                                   94     1,341   Xerox Corp.+                                     1,645       16,220
ON Semiconductor Corp.+                        459       624   Zomax, Inc.+                                        96          321
Oracle Corp.+                                8,981   106,694                                                                   ---
Peoplesoft, Inc.+                               25       376                                                             2,090,755
                                                                                                                         ---------


22                        See Notes to Financial Statements.


--------------------------------------------------------------------------------
ISI STRATEGY FUND (CONTINUED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2003

                                                      MARKET                                                             MARKET
SECURITY                                     SHARES    VALUE   SECURITY                                         SHARES    VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK (CONTINUED)                                       Northeast Utilities                                100        1,492
TRANSPORTATION - 1.50%                                         Northwest Natural Gas Co.                           95        2,454
Burlington Northern Santa Fe Corp.           2,295    64,627   Northwestern Corp.+                              2,576        6,234
C. H. Robinson Worldwide                       923    33,957   NUI Corp.                                          668        9,399
Continental Airlines, Inc. - Class B +         100       912   Oneok, Inc.                                         84        1,593
CSX Corp.                                      970    31,021   Pepco Holdings, Inc.                               100        1,718
Delta Airlines, Inc.                           100     1,279   PG&E Corp.+                                         93        1,393
Expeditors International of Washington, Inc. 2,213    80,462   Piedmont Natural Gas Co.                            95        3,549
FedEx Corp.                                    410    24,551   Pinnacle West Capital Corp.                        100        3,322
GATX Corp.                                     100     1,884   PPL Corp.                                           93        3,367
Norfolk Southern Corp.                         100     2,121   Progress Energy, Inc.                              200        8,356
Ryder Systems, Inc.                            100     2,484   Public Service Enterprise Group, Inc.              293       11,272
Sabre Holdings Corp. - Class A +                44       920   Puget Energy, Inc.                                 100        2,112
Shugard Storage Centers, Inc.                  100     3,267   Questar Corp.                                      100        3,020
Southwest Airlines Co.                         150     2,394   Sempra Energy                                       50        1,342
Swift Transport +                            1,608    29,137   Southern Co.                                       720       20,945
Union Pacific Corp.                            410    24,403   TECO Energy, Inc.                                2,685       28,971
United Parcel Service, Inc. - Class B          100     6,212   TXU Corp.                                          100        1,992
                                               ---     -----   Veritas DGC, Inc.+                                 581        3,980
                                                     309,631   Westar Energy, Inc.                                387        5,441
                                                     -------   Wisconsin Energy Corp.                             100        2,633
                                                                                                                            ------
UTILITIES - 1.26%                                                                                                          260,378
Allegheny Energy, Inc.+                      1,665    13,820                                                               -------
Alliant Energy Corp.                           100     1,756   TOTAL COMMON STOCK
Ameren Corp.                                   200     8,196       (Cost $15,106,506)                                   16,223,157
American Electric Power Co., Inc.               36       950                                                            ----------
Aquila, Inc.+                                  210       584   RIGHTS - 0.01%
Avista Corp.                                 1,000    11,830   Allied Capital Corp.                               100        2,119
Calpine Corp.+                                 100       537   Seagate*                                           300            -
Cinergy Corp.                                  200     6,828                                                               -------
CMS Energy Corp.+                              100       623   TOTAL RIGHTS
Consolidated Edison, Inc.                      310     5,332       (Cost $1,747)                                             2,119
Constellation Energy Group, Inc.               100     2,928                                                                 -----
DPL, Inc.                                      100     1,384
DTE Energy Co.                                 200     8,064   WARRANTS - 0.00%
Duke Energy Corp.                               78     1,372   Golden State Bancorp, Inc.                         100           98
Edison International +                          50       730   MasoTech*                                          200            -
Energy East Corp.                              100     1,822   Seabulk International, Inc.                          1            -
Entergy Corp.                                  300    13,983   Tokheim Corp.                                      500            -
Exelon Corp.                                   372    19,731                                                                 -----
FirstEnergy Corp.                              200     6,746
FPL Group, Inc.                                200    12,174   TOTAL WARRANTS
Great Plains Energy, Inc.                      100     2,617       (Cost $8,690)                                                98
KeySpan Corp.                                  188     6,368                                                                 -----
MDU Resources Group, Inc.                      100     2,976
Nicor, Inc.                                    100     3,006
NiSource, Inc.                                  76     1,436


                        See Notes to Financial Statements.                    23

--------------------------------------------------------------------------------
ISI STRATEGY FUND (CONCLUDED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2003

                                                    INTEREST    MATURITY        PAR          MARKET
                                                      RATE        DATE         VALUE          VALUE
----------------------------------------------------------------------------------------------------------
US TREASURY SECURITIES - 15.34%
US Treasury Bond                                     9.250%      2/15/16    $ 1,000,000     1,491,055
US Treasury Bond                                     8.750%      5/15/17        500,000       727,812
US Treasury Bond                                     7.250%      8/15/22        500,000       656,641
US Treasury Note                                     5.500%      5/15/09        250,000       282,812
                                                                                              -------


        TOTAL US TREASURY SECURITIES
         (COST $2,684,669)                                                                   3,158,320
                                                                                             ---------
REPURCHASE AGREEMENT - 5.66%
        GOLDMAN SACHS & Co.
          Dated  4/30/03,  1.220%,  principal and interest in the amount of $1,164,039 due
          5/1/03, collateralized by US Treasury Note, par value of $1,177,000,
          due 9/30/03 with a value of $1,187,561.                                            1,164,000
                                                                                             ---------

        TOTAL REPURCHASE AGREEMENT
         (COST $1,164,000)                                                                   1,164,000
                                                                                             ---------

TOTAL INVESTMENTS IN SECURITIES - 99.81%                                                    20,547,694
       (COST $18,965,612)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.19%                                                   39,554
                                                                                         --------------
NET ASSETS - 100.0%                                                                       $ 20,587,248
                                                                                         ==============

--------------------------------------------------------------------------------
+   Non-income producing security.
ADR American Depositary Receipt.
* Security fair valued in good faith under procedures established by and under the general supervision of the Fund's Board of Directors.


24                         See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                APRIL 30, 2003

                                                                             TOTAL RETURN US           MANAGED
                                                                              TREASURY FUND         MUNICIPAL FUND
---------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments:
        In securities, at market value
           (cost $222,625,727 and $87,054,010, respectively)                $ 227,499,269           $ 94,448,220
        Repurchase agreement
           (cost $21,464,000 and $10,994,000, respectively)                    21,464,000             10,994,000
        Cash                                                                          793              3,457,093
      Receivables:
           Capital shares sold                                                    557,318                201,398
           Interest                                                             4,376,257              1,067,513
      Prepaid expenses                                                             22,177                 19,691
                                                                              -----------            -----------
      Total assets                                                            253,919,814            110,187,915
                                                                              -----------            -----------
LIABILITIES:
      Payables:
        Capital shares redeemed                                                   464,263                 38,000
        Dividends                                                               1,032,688                396,965
      Accrued Liabilities:
        Investment advisory fees                                                   53,476                 35,175
        Distribution fees                                                          51,682                 21,984
        Administration fees                                                        10,309                  4,394
        Accrued expenses and other                                                 58,628                 48,184
                                                                              -----------            -----------
     Total liabilities                                                          1,671,046                544,702
                                                                              -----------            -----------
Net assets                                                                  $ 252,248,768          $ 109,643,213
                                                                              -----------            -----------

COMPONENTS OF NET ASSETS:
     Paid in capital                                                        $ 244,741,111          $ 102,840,063
     Distributions in excess of net investment income                          (4,129,374)              (760,433)
     Accumulated net realized gain from investment transactions                 6,763,489                169,373
     Net unrealized appreciation on investments                                 4,873,542              7,394,210
                                                                              -----------            -----------
Net assets                                                                  $ 252,248,768          $ 109,643,213
                                                                             ============           ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                      24,705,934              9,879,029
  (115,000,000 and 55,000,000 shares authorized, respectively)               ============           ============

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets / shares of beneficial interest outstanding)                       $ 10.21                $ 11.10
                                                                             ============           ============

MAXIMUM OFFERING PRICE PER SHARE
   ($10.21 / 0.97 and $11.10 / 0.97, respectively)                                $ 10.53                $ 11.44
                                                                             ============           ============


                      See Notes to Financial Statements.                      25


--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              APRIL 30, 2003


                                                                           NORTH AMERICAN
                                                                             GOVERNMENT
                                                                             BOND FUND            ISI STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------------

ASSETS:
    Investments:
       In securities, at market value
          (cost $251,883,861 and $17,801,612, respectively)                 $ 256,433,970          $ 19,383,694
       Repurchase agreement
          (cost $18,019,000 and $1,164,000, respectively)                      18,019,000             1,164,000
    Cash                                                                              646                 4,888
    Receivables:
       Capital shares sold                                                        503,861                12,138
       Interest                                                                 4,633,640                66,621
       Expense reimbursement by advisor                                                 -                 9,201
    Prepaid expenses                                                               46,890                     -
                                                                              -----------            -----------
    Total assets                                                              279,638,007            20,640,542
                                                                              -----------            -----------
LIABILITIES:
    Payables:
         Capital shares redeemed                                                  101,867                 5,454
         Dividends                                                              1,667,680                     -
    Accrued Liabilities:
         Investment advisory fees                                                  90,110                     -
         Distribution fees                                                         90,110                 4,044
         Administration fees                                                       11,240                 2,482
         Accrued expenses and other                                                20,552                41,314
                                                                              -----------            -----------
    Total liabilities                                                           1,981,559                53,294
                                                                              -----------            -----------
Net assets                                                                  $ 277,656,448          $ 20,587,248
                                                                              ===========            ===========

COMPONENTS OF NET ASSETS:
    Paid in capital                                                         $ 274,059,903          $ 23,745,090
    Undistributed (Distributions in excess of) net investment income           (7,419,676)               18,000
    Accumulated net realized gain (loss) from investment transactions           6,412,331            (4,757,924)
    Net unrealized appreciation on investments and receivables/
        payables denominated in foreign currency                                4,603,890             1,582,082
                                                                              -----------            -----------
Net assets                                                                  $ 277,656,448          $ 20,587,248
                                                                              ===========            ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING*                                     34,743,331             2,191,919
    (60,000,000 and 25,000,000 shares authorized, respectively)               ===========            ===========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
    (net assets / shares of beneficial interest outstanding)                       $ 7.99                $ 9.39
                                                                              ===========            ===========

MAXIMUM OFFERING PRICE PER SHARE
    ($7.99 / 0.97 and $9.39 / 0.97, respectively)                                  $ 8.24                $ 9.68
                                                                              ===========            ===========


26                        See Notes to Financial Statements.


--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (UNAUDITED)                                  FOR THE SIX MONTHS ENDED APRIL 30, 2003

                                                                      TOTAL RETURN US             MANAGED
                                                                       TREASURY FUND           MUNICIPAL FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest                                                            $ 4,220,172             $ 2,348,059
                                                                        -----------             -----------
EXPENSES:
    Investment advisory fees                                                302,768                 206,147
    Distribution fees                                                       319,361                 128,842
    Administration fees                                                      63,874                  25,769
    Transfer agent fees                                                      48,976                  19,909
    Custody fees                                                              5,020                   4,465
    Professional fees                                                        43,711                  22,642
    Accounting fees                                                          27,637                  26,472
    Printing and shareholder reports                                          9,395                   6,131
    Registration fees                                                        11,486                   8,985
    Directors' fees                                                           8,924                   3,623
    Miscellaneous                                                            12,774                   6,492
                                                                        -----------             -----------
       Total expenses                                                       853,926                 459,477
                                                                        -----------             -----------
    Net investment income                                                 3,366,246               1,888,582
                                                                        -----------             -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain from investment transactions                        6,763,489                 169,373
    Net change in unrealized appreciation on investments                 (3,026,083)              1,523,926
                                                                        -----------             -----------
    Net realized and unrealized gain on investments                       3,737,406               1,693,299
                                                                        -----------             -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                              $ 7,103,652             $ 3,581,881
                                                                        ===========             ===========


                       See Notes to Financial Statements.                     27


--------------------------------------------------------------------------------
ISI FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (UNAUDITED)                                       FOR THE SIX MONTHS ENDED APRIL 30, 2003

                                                                             NORTH AMERICAN
                                                                              GOVERNMENT
                                                                               BOND FUND         ISI STRATEGY FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest                                                                  $ 5,234,505            $ 92,186
    Dividend                                                                            -             129,899
                                                                                ---------             -------
                                                                                5,234,505             222,085
                                                                                ---------             -------
EXPENSES:
    Investment advisory fees                                                      527,514              39,462
    Distribution fees                                                             527,514              24,664
    Administration fees                                                            65,941              18,000
    Transfer agent fees                                                            76,362              12,497
    Custody fees                                                                   38,542              18,572
    Professional fees                                                              61,213              10,655
    Accounting fees                                                                35,110              24,330
    Printing and shareholder reports                                               15,548               1,897
    Registration fees                                                              25,024               5,529
    Directors' fees                                                                11,826                 839
    Miscellaneous                                                                  12,776              21,014
                                                                                ---------             --------
        Total expenses                                                          1,397,370             177,459
    Less: fee waiver and/or expense reimbursements                                      -             (49,207)
                                                                                ----------            --------
        Net expenses                                                            1,397,370             128,252
                                                                                ----------            --------
    Net investment income                                                       3,837,135              93,833
                                                                                ----------            --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain (loss) from:
        Investment transactions                                                 6,491,179            (850,455)
        Foreign currency transactions                                             (78,848)                  -
    Net change in unrealized appreciation/depreciation on investments and receivables/payables denominated in foreign currency
        foreign currencies                                                          4,343           1,504,625
                                                                                ----------          ---------
    Net realized and unrealized gain on investments and receivables/
        payables denominated in foreign currency foreign currencies             6,416,674             654,170
                                                                                ----------          ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                   $ 10,253,809           $ 748,003
                                                                               ===========          =========


28                         See Notes to Financial Statements.


--------------------------------------------------------------------------------
TOTAL RETURN US TREASURY FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                  FOR THE SIX MONTHS       FOR THE YEAR ENDED
                                                                   ENDED APRIL 30,            OCTOBER 31,
                                                                         2003 1                  2002
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                                              $ 3,366,246            $ 9,005,811
   Net realized gain on investment transactions                         6,763,489              6,049,948
   Net change in unrealized appreciation on investments                (3,026,083)            (1,512,881)
                                                                       ----------             ----------
   Net increase in net assets from operations                           7,103,652             13,542,878
                                                                       ----------             ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income and net realized short-term gains:
      ISI Shares                                                       (6,386,729)           (10,807,120)
      Class A Shares (a)                                                        -             (2,230,399)
   Net realized long-term capital gains:
      ISI Shares                                                                -               (854,348)
   Tax return of capital:
      ISI Shares                                                                -               (504,515)
      Class A Shares (a)                                                        -                (96,495)
                                                                       ----------             ----------
   Total distributions                                                 (6,386,729)           (14,492,877)
                                                                       ----------             ----------
CAPITAL SHARE TRANSACTIONS: (a)
   Proceeds from sale of shares
      ISI Shares                                                       15,526,014             34,572,482
      Class A Shares                                                            -              4,895,334
   Contributions from share class merger
      ISI Shares                                                                -            102,172,420
   Dividend reinvestments
      ISI Shares                                                        3,316,649              7,591,702
      Class A Shares                                                            -              1,060,736
   Cost of shares redeemed
      ISI Shares                                                      (30,238,326)           (35,772,474)
      Class A Shares                                                            -            (12,474,587)
   Redemptions from share class merger
      Class A Shares                                                            -           (102,172,420)
                                                                       ----------            -----------
   Net decrease in net assets from capital share transactions         (11,395,663)              (126,807)
                                                                       ----------             ----------
   Total decrease in net assets                                       (10,678,740)            (1,076,806)
                                                                       ----------             ----------

NET ASSETS:
   Beginning of period                                                262,927,508            264,004,314
                                                                      -----------            -----------
   End of year (including distributions in excess of net investment
      income of $4,129,374 and $1,108,891, respectively)            $ 252,248,768          $ 262,927,508
                                                                     ============           ============


                       See Notes to Financial Statements.                     29


--------------------------------------------------------------------------------
TOTAL RETURN US TREASURY FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
                                                                  FOR THE SIX MONTHS       FOR THE YEAR ENDED
                                                                   ENDED APRIL 30,            OCTOBER 31,
                                                                         2003 1                  2002
------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS: (a)
   Shares sold
      ISI Shares                                                        1,527,726              3,496,625
      Class A Shares                                                            -                500,532
   Shares issued in connection with share class merger
      ISI Shares                                                                -             10,551,813
   Shares issued to shareholders on reinvestment of dividends
      ISI Shares                                                          325,645                774,546
      Class A Shares                                                            -                109,242
   Shares redeemed
      ISI Shares                                                       (2,978,514)            (3,661,239)
      Class A Shares                                                            -             (1,278,524)
   Shares redeemed in connection with share class merger
      Class A Shares                                                            -            (10,551,813)
                                                                       -----------            -----------
   Net decrease in shares from capital share transactions              (1,125,143)               (58,818)
                                                                       ===========            ===========

--------------------------------------------------------------------------------
(1) Unaudited.
(a) On February 28, 2002, Class A Shares merged into ISI Shares.


30                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                FOR THE SIX MONTHS       FOR THE YEAR ENDED
                                                                    ENDED APRIL 30,           OCTOBER 31,
                                                                         2003 1                  2002
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                                             $  1,888,582            $ 3,895,074
   Net realized gain on investment transactions                           169,373                257,404
   Net change in unrealized appreciation on investments                 1,523,926                853,535
                                                                      -----------            -----------
   Net increase in net assets from operations                           3,581,881              5,006,013
                                                                      -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income and net realized short-term gains:
      ISI Shares                                                       (2,647,211)            (3,625,097)
      Class A Shares (a)                                                        -               (478,023)
   Net realized long-term capital gains:
      ISI Shares                                                                -               (575,789)
      Class A Shares (a)                                                        -               (150,753)
                                                                      -----------            -----------
   Total distributions                                                 (2,647,211)            (4,829,662)

CAPITAL SHARE TRANSACTIONS: (a)
   Proceeds from sale of shares
      ISI Shares                                                       11,990,075             18,934,042
      Class A Shares                                                            -                534,152
   Contributions from share class merger
      ISI Shares                                                                -             31,732,581
   Dividend reinvestments
      ISI Shares                                                        1,183,077              1,895,264
      Class A Shares                                                            -                296,034
   Cost of shares redeemed
      ISI Shares                                                       (7,662,555)           (15,996,773)
      Class A Shares                                                            -             (2,191,497)
   Redemptions from share class merger
      Class A Shares                                                            -            (31,732,581)
                                                                      -----------            -----------
   Net increase in net assets from capital share transactions           5,510,597              3,471,222
                                                                      -----------            -----------
   Total increase in net assets                                         6,445,267              3,647,573
                                                                      -----------            -----------
NET ASSETS:
   Beginning of year                                                  103,197,946             99,550,373
   End of year (including distributions in excess of net investment   -----------            -----------
      income of $760,433 and $1,804, respectively)                  $ 109,643,213          $ 103,197,946
                                                                      ===========            ===========


                       See Notes to Financial Statements.                     31


--------------------------------------------------------------------------------
MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
                                                                 FOR THE SIX MONTHS       FOR THE YEAR ENDED
                                                                    ENDED APRIL 30,           OCTOBER 31,
                                                                         2003 1                  2002
------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS: (a)
   Shares sold
      ISI Shares                                                        1,087,670              1,738,501
      Class A Shares                                                            -                 49,939
   Shares issued in connection with share class merger
      ISI Shares                                                                -              2,917,173
   Shares issued to shareholders on reinvestment of dividends
      ISI Shares                                                          107,530                174,818
      Class A Shares                                                            -                 27,402
   Shares redeemed
      ISI Shares                                                         (696,731)            (1,467,447)
      Class A Shares                                                            -               (204,623)
   Shares redeemed in connection with share class merger
      Class A Shares                                                            -             (2,917,173)
                                                                      -----------            -----------
   Net increase in shares from capital share transactions                 498,469                318,590
                                                                      ===========            ===========

--------------------------------------------------------------------------------
(1) Unaudited.
(a) On February 28, 2002, Class A Shares merged into ISI Shares.


32                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                          FOR THE SIX MONTHS          APRIL 1, 2002       FOR THE YEAR ENDED
                                                            ENDED APRIL 30,              THROUGH              MARCH 31,
                                                                2003 1              OCTOBER 31, 2002(A)          2002
------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                                      $ 3,837,135             $ 5,387,935          $ 7,637,648
   Net realized gain on investment
     and foreign currency transactions                          6,412,331               1,781,470            5,267,104
   Net change in unrealized appreciation/depreciation
     on investments and receivables/payables
     denominated in foreign currencies                              4,343              10,487,725           (7,138,087)
                                                              -----------              ----------            ---------
   Net increase in net assets from operations                  10,253,809              17,657,130            5,766,665
                                                              -----------              ----------            ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment incomeand net realized
     short-term capital gains                                 (11,231,939)             (6,543,691)         (11,728,591)
   Distribution in excess of net
     investment income                                                  -                       -              (12,671)
   Net realized long-term capital gains                                 -                (632,453)          (1,176,161)
   Tax return of capital                                                -              (3,573,142)          (1,611,215)
                                                              -----------              ----------            ---------
   Total distributions                                        (11,231,939)            (10,749,286)         (14,528,638)
                                                              -----------              ----------           ----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                37,798,022              49,986,841          121,835,448
   Dividend reinvestments                                       5,123,294               5,738,371            7,703,881
   Cost of shares redeemed                                    (21,781,622)            (25,767,420)         (17,593,303)
                                                              -----------              ----------           ----------
   Net increase in net assets from
     capital share transactions                                21,139,694              29,957,792          111,946,026
                                                              -----------              ----------          -----------
   Total increase in net assets                                20,161,564              36,865,636          103,184,053

NET ASSETS:
   Beginning of year                                          257,494,884             220,629,248          117,445,195
                                                              -----------              ----------          -----------
   End of year (including distributions in
     excess of net investment  income of
     $7,419,676, $24,872 and $18,133,
     respectively                                           $ 277,656,448           $ 257,494,884        $ 220,629,248
                                                              ===========            ============         ============
SHARE TRANSACTIONS:
   Shares sold                                                  4,761,340               6,302,362           15,153,019
   Shares issued to shareholders on reinvestment of dividends     646,362                 728,793              959,827
   Shares redeemed                                             (2,746,569)             (3,246,075)          (2,189,379)
                                                              -----------              ----------          -----------
   Net increase in shares from capital share transactions       2,661,133               3,785,080           13,923,467
                                                              ===========            ============         ============



------------------------------------------------------------------------------------------------------------------------------

(1) Unaudited.
(a) The fund changed its fiscal year end from March 31 to October 31.


                   See Notes to Financial Statements.                         33


--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                               FOR THE SIX MONTHS          JUNE 1, 2002       FOR THE YEAR ENDED
                                                                 ENDED APRIL 30,              THROUGH                MAY 31,
                                                                     2003 1              OCTOBER 31, 2002(A)          2002
------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                                               93,833                 103,547                 296,642
    Net realized loss on investment transactions                      (850,455)               (814,078)             (1,526,739)
    Net change in unrealized appreciation/depreciation
       on investments                                                1,504,625              (1,878,640)               (105,118)
    Net increase (decrease) in net assets                           ----------              ----------              -----------
       from operations                                                 748,003              (2,589,171)             (1,335,215)
                                                                    ----------              ----------              -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                              (88,792)               (136,525)               (307,863)
    Net realized capital gains                                         (15,803)                      -                       -
                                                                    ----------              ----------              -----------
    Total distributions                                               (104,595)               (136,525)               (307,863)
                                                                    ----------              ----------              -----------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                                     3,459,466                 647,734               4,461,904
    Dividend reinvestments                                              93,827                 122,740                 276,748
    Cost of shares redeemed                                         (3,533,211)             (2,518,850)             (5,748,944)
                                                                    ----------              ----------              -----------
    Net increase (decrease) in net assets from
      capital share transaction                                         20,082              (1,748,376)             (1,010,292)
                                                                    ----------              ----------              -----------
    Total increase (decrease) in net assets                            663,490              (4,474,072)             (2,653,370)

NET ASSETS:
    Beginning of year                                               19,923,758              24,397,830              27,051,200
                                                                    ----------              ----------              -----------
    End of year (including undistributed net investment income of
       $18,000, $12,959 and $45,937, respectively)                $ 20,587,248            $ 19,923,758            $ 24,397,830
                                                                   ===========             ===========             ===========

SHARE TRANSACTIONS:
    Shares sold                                                        268,395                  70,518                 426,058
    Shares issued to shareholders on
      reinvestment of dividends                                         10,433                  13,501                  26,909
    Shares redeemed                                                   (281,281)               (274,011)               (553,271)
                                                                    ----------              ----------              -----------
    Net decrease in shares from capital share
      transactions                                                      (2,453)               (189,992)               (100,304)
                                                                   ===========             ===========             ===========

--------------------------------------------------------------------------------
(1) Unaudited.
(a) The fund changed its fiscal year end from May 31 to October 31.


34                  See Notes to Financial Statements.

--------------------------------------------------------------------------------
TOTAL RETURN US TREASURY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                 SIX MONTHS
                                                   ENDED
                                                  APRIL 30,                FOR THE YEARS ENDED OCTOBER 31,
                                                   2003 1       2002        2001         2000        1999        1998
----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of period          $ 10.18     $ 10.20      $ 9.57      $ 9.35     $ 10.62     $ 10.04

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                            0.13        0.35        0.45        0.50        0.64        0.51
    Net realized and unrealized gain (loss)
       on investments                                0.15        0.20        0.82        0.38       (1.03)       0.71
    Total from investment operations                 0.28        0.55        1.27        0.88       (0.39)       1.22

LESS DISTRIBUTIONS:
    Net investment income and
       short-term capital gains                     (0.25)      (0.51)      (0.45)      (0.50)      (0.71)      (0.64)
    Net realized long-term capital gains                -       (0.04)      (0.19)      (0.16)          -           -
    Tax Return of Capital                               -       (0.02)          -           -       (0.17)          -
    Total distributions                             (0.25)      (0.57)      (0.64)      (0.66)      (0.88)      (0.64)
    Net asset value, end of period                $ 10.21     $ 10.18     $ 10.20      $ 9.57      $ 9.35     $ 10.62

TOTAL RETURN2                                        2.80% 3     5.78%      13.57%       9.49%      (3.82)%     12.50%
SUPPLEMENTAL DATA AND RATIOS
    Net assets, end of period (000s)             $252,249    $262,928    $149,588    $136,728    $151,532    $171,336
    Ratios to average daily net assets:
    Net investment income                          2.64%4       3.64%       4.51%       5.10%       4.68%       4.98%
    Expenses                                       0.67%4       0.74%       0.78%       0.82%       0.81%       0.85%
    Portfolio turnover rate                          85%3        129%         61%         15%         77%        179%

----------------------------------------------------------------------------------------------------------------------
1 Unaudited.
2 Total return excludes the effect of sales charges.
3 Not Annualized.
4 Annualized.


                       See Notes to Financial Statements.                     35


--------------------------------------------------------------------------------
MANAGED MUNICIPAL FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                SIX MONTHS
                                                  ENDED
                                                 APRIL 30,                 FOR THE YEARS ENDED OCTOBER 31,
                                                  2003 1        2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of period         $ 11.00     $ 10.99      $ 10.47     $ 10.12     $ 11.01     $ 10.79
                                                 -------     -------      -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                           0.20        0.45         0.45        0.47        0.45        0.46
    Net realized and unrealized gain (loss)
       on investments                               0.18        0.09         0.55        0.36       (0.83)       0.33
                                                 -------     -------      -------     -------     -------     -------
    Total from investment operations                0.38        0.54         1.00        0.83       (0.38)       0.79
                                                 -------     -------      -------     -------     -------     -------

LESS DISTRIBUTIONS:
    Net investment income and
       short-term capital gains                    (0.28)      (0.45)       (0.47)      (0.48)      (0.47)      (0.54)
    Net realized long-term capital gains               -       (0.08)       (0.01)          -       (0.04)      (0.03)
                                                 -------     -------      -------     -------     -------     -------
    Total distributions                            (0.28)      (0.53)       (0.48)      (0.48)      (0.51)      (0.57)
                                                 -------     -------      -------     -------     -------     -------
    Net asset value, end of period               $ 11.10     $ 11.00      $ 10.99     $ 10.47     $ 10.12     $ 11.01
                                                 =======     =======      =======     =======     =======     ========
TOTAL RETURN2                                     3.50%3       5.11%        9.76%       8.44%       (3.61)%     7.51%

SUPPLEMENTAL DATA AND RATIOS
    Net assets, end of period (000s)            $109,643    $103,198      $66,105     $65,233     $70,609     $80,749
    Ratios to average daily net assets:
    Net investment income                         3.66%4       3.92%        4.18%       4.60%       4.23%       4.24%
    Expenses after waivers and/or
       reimbursements                             0.89%4       0.94%        0.93%       0.90%       0.90%       0.90%
    Expenses before waivers and/or
       reimbursements                             0.89%4       0.96%        0.99%       1.01%       1.10%       1.13%
    Portfolio turnover rate                          4%3         11%          21%         22%          8%         18%

----------------------------------------------------------------------------------------------------------------------
1 Unaudited.
2 Total return excludes the effect of sales charges.
3 Not Annualized.
4 Annualized.


36                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)
A SHARES 1                                  SIX MONTHS
                                              ENDED       APRIL 1, 2002
                                             APRIL 30,      THROUGH               FOR THE YEARS ENDED MARCH 31,
                                               2003 2     10/31/2002 3     2002      2001      2000      1999      1998
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of period      $ 8.03        $ 7.80      $ 8.17     $ 8.07    $ 8.42    $ 8.74    $ 8.29
                                             --------      --------     --------  --------  --------  --------   --------

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                       0.13          0.18        0.38       0.44      0.49      0.60      0.61
    Net realized and unrealized gain (loss)
      on investments and foreign
      currency transactions                     0.17          0.41       (0.03)      0.38     (0.12)    (0.09)     0.56
                                             --------      --------     --------  --------  --------  --------   --------
    Total from investment operations            0.30          0.59        0.35       0.82      0.37      0.51      1.17
                                             --------      --------     --------  --------  --------  --------   --------
LESS DISTRIBUTIONS:
    Net investment income and
      short-term capital gains                 (0.34)        (0.22)      (0.58)     (0.53)    (0.49)    (0.60)    (0.67)
    In excess of net investment income             -             -          -7      (0.01)        -         -     (0.05)
    Net realized long-term capital gains           -         (0.02)      (0.06)     (0.06)        -     (0.23)        -
    Tax return of capital                          -         (0.12)      (0.08)     (0.12)    (0.23)        -         -
                                             --------      --------     --------  --------  --------  --------   --------
    Total distributions                        (0.34)        (0.36)      (0.72)     (0.72)    (0.72)    (0.83)    (0.72)
                                             --------      --------     --------  --------  --------  --------   --------
    Net asset value, end of period            $ 7.99        $ 8.03      $ 7.80     $ 8.17    $ 8.07    $ 8.42    $ 8.74
                                             ========      ========     ========  ========  ========  ========   ========

TOTAL RETURN4                                 3.79%5        7.75%5        4.38%     10.74%     4.82%     5.96%    14.65%

SUPPLEMENTAL DATA AND RATIOS
    Net assets, end of period (000s)        $277,656      $257,495      $220,629  $117,445  $61,697   $55,891   $ 52,018
    Ratios to average daily net assets:
    Net investment income                     2.91%6        3.84%6       4.60%      5.62%     5.59%     5.79%     7.17%
    Expenses after waivers and/or
      reimbursements                          1.06%6        1.01%6       1.13%      1.24%     1.25%     1.25%     1.25%
    Expenses before waivers and/or
      reimbursements                          1.06%6        1.01%6       1.13%      1.24%     1.41%     1.42%     1.28%
    Portfolio turnover rate                     86%5          95%5        136%        89%       32%      173%      125%

--------------------------------------------------------------------------------------------------------------------------
1 On May 16, 2003, ISI Shares were designated A Shares.
2 Unaudited.
3 The fund changed its fiscal year end from March 31 to October 31.
4 Total return excludes the effect of sales charges.
5 Not Annualized.
6 Annualized.
7 Less than $0.01 per share.


                       See Notes to Financial Statements.                     37


--------------------------------------------------------------------------------
ISI STRATEGY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                             Six Months  June 1, 2002
                                                Ended      through                                          September 16, 1997 3
                                              April 30,   October 31,        For the years ended May 31,          through
                                               2003 1       20022      2002       2001      2000       1999     May 31, 1998
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of period       $ 9.08    $ 10.23    $ 10.89    $ 12.15   $ 11.91    $ 11.00     $ 10.00
                                               ------    -------    -------    -------   -------    -------     --------

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                        0.04       0.05       0.12       0.25      0.26       0.21        0.13
    Net realized and unrealized gain (loss)
      on investments                             0.32      (1.14)     (0.66)     (0.62)     0.46       1.10        0.96
                                               ------    -------    -------    -------   -------    -------     --------
    Total from investment operations             0.36      (1.09)     (0.54)     (0.37)     0.72       1.31        1.09
                                               ------    -------    -------    -------   -------    -------     --------
LESS DISTRIBUTIONS:
    Net investment income and short-term
      capital gains                             (0.04)     (0.06)     (0.12)     (0.27)    (0.24)     (0.21)      (0.09)
    Net realized long-term capital gains        (0.01)         -          -      (0.62)    (0.24)     (0.19)          -
                                               ------    -------    -------    -------   -------    -------     --------
    Total distributions                         (0.05)     (0.06)     (0.12)     (0.89)    (0.48)     (0.40)      (0.09)
                                               ------    -------    -------    -------   -------    -------     --------
    Net asset value, end of period             $ 9.39     $ 9.08    $ 10.23    $ 10.89   $ 12.15    $ 11.91     $ 11.00
                                               ======    =======    =======    =======   =======    =======     ========
TOTAL RETURN4                                  3.96%5     (10.65)%5   (4.93)%    (3.32)%    6.09%     12.15%      10.94%5
SUPPLEMENTAL DATA AND RATIOS
    Net assets, end of period (000s)          $20,587     $19,924    $24,398    $27,051  $36,544    $35,734     $18,220
    Ratios to average daily net assets:
      Net investment income                    0.95%6       1.18%6      1.14%      2.09%    2.10%      1.81%       2.03%6
      Expenses after waivers and/or
         reimbursements                        1.30%6       1.30%6      1.19%      1.00%    1.00%      1.00%       1.00%6
      Expenses before waivers and/or
         reimbursements                        1.80%6       1.99%6      1.42%      1.38%    1.31%      1.68%       2.25%6
    Portfolio turnover rate                      24%5         12%5        72%        57%      59%        32%         20%5

--------------------------------------------------------------------------------
1 Unaudited.
2 The fund changed its fiscal year end from May 31 to October 31.
3 Commencement of Operations
4 Total Return figures exclude the impact of sales charges.
5 Not Annualized.
6 Annualized.


38                  See Notes to Financial Statements.

--------------------------------------------------------------------------------
ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.       ORGANIZATION

     Total Return US Treasury Fund, Inc. (`Total Return'), Managed Municipal Fund, Inc. (`Managed Municipal'), North American Government Bond Fund, Inc. (`North American') and Strategy Fund, Inc. (`Strategy'), (each a `Fund' and collectively, the `Funds') are registered under the Investment Company Act of 1940 (the `Act'), as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the state of Maryland.

     Total Return's investment objective is to achieve a high level of total return with relative stability of principal, and secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal's investment objective is designed to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American's investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy's investment objective is designed to maximize total return through a combination of long-term growth of capital and current income.

     Effective October 31, 2002, North American changed its fiscal year end from March 31 to October 31 and Strategy changed its fiscal year end from May 31 to October 31.

     The Funds currently offer one class of shares to investors: ISI Shares. ISI Shares in Total Return, Managed Municipal, North American and Strategy are subject to a maximum front-end sales charge of 3.00%. Prior to February 28, 2002, Total Return and Managed Municipal offered Deutsche Asset Management Class A Shares (`Class A Shares') to investors. On February 28, 2002, the Class A Shares were merged into the ISI Shares. On May 16, 2003 North American Fund started offering C Shares and ISI Shares were redesigned as A Shares.

B.       VALUATION OF SECURITIES

         The Funds value their investments at market value.

         When valuing fixed income securities, the Funds use the last bid price prior to the calculation of the Funds' net asset value. If a current bid price is not available, the Funds use the mean between the latest quoted bid and asked prices.

         When valuing listed equity securities, Strategy uses the last sale price prior to the calculation of its net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Fund use the bid price in the over-the-counter market.

         When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds' Board of Directors. The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Funds value their investments. After consideration of various factors, the Funds may value the securities at their last reported price or at fair value. On April 30, 2003 Strategy had fair valued securities, which are footnoted accordingly in the Fund's schedule of investments.

C.       SECURITIES TRANSACTIONS AND INVESTMENT INCOME

         Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily.

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ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED-CONTINUED)
--------------------------------------------------------------------------------

Estimated expenses are also accrued daily. Income, gains (losses) and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D.       DISTRIBUTIONS

         Total Return pays a daily dividend and, Managed Municipal and North American pay monthly dividends at rates approved by the Funds' Board of Directors. To the extent that their net investment income and short-term capital gains are less than the approved rate, the Funds may pay some of their dividend from long-term capital gains or as a return of shareholder capital. Strategy pays dividends quarterly from its net investment income and annually from capital gains. An additional distribution of net realized short-term and long-term capital gains earned by the Funds, if any, may be made annually to the extent they exceed capital loss carryforwards. The Funds record dividends and distributions on the ex-dividend date

E.    FEDERAL INCOME TAXES

     The Funds each have a policy to qualify as a regulated investment companies under the Internal Revenue Code and to distribute substantially all of their taxable income to shareholders. Accordingly, no federal income taxes have been accrued.

     The Funds may periodically make reclassifications among certain capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from accounting principals generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain as appropriate, in the period that the differences arise.

F.    FOREIGN CURRENCY TRANSLATION

     The Funds maintain their accounting records in US dollars. North American determines the US dollar value of foreign currency denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, North American uses the prevailing exchange rate on valuation date. In valuing security transactions, the receipt of income and the payment of expenses, North American uses the prevailing exchange rate on the transaction date.

     Net realized gains and losses on foreign currency transactions shown on North American's financial statements result from the sale of foreign bonds, foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest recorded on its books and the US dollar equivalent of the amounts actually received or paid.

G.   FORWARD FOREIGN CURRENCY CONTRACTS

     North American may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the US dollar value of a securities transaction for the period between the date of the transaction and the date of the security is received or delivered to hedge the US dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

     The Fund determines the net US dollar value of forward foreign currency contracts using prevailing exchange rates. On April 30, 2003 there were no open forward currency contracts.

--------------------------------------------------------------------------------
ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED-CONTINUED)
--------------------------------------------------------------------------------

H.      REPURCHASE AGREEMENTS

         The Funds may make short-term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed-income securities to the Funds and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

I.       ESTIMATES

         In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

Note 2 - FEES AND TRANSACTIONS WITH AFFILIATES

         International Strategy & Investment, Inc. ('ISI') is the Funds' Advisor. As compensation for its advisory services, Total Return pays ISI an annual fee based on the Fund's average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, Total Return pays ISI 1.50% of the Fund's gross income. Managed Municipal, North American and Strategy pay ISI an annual fee based on each Fund's average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.40%.

         ISI has contractually agreed to waive its fees and/or reimburse expenses of Managed Municipal through February 29, 2004, to the extent necessary, to limit all expenses to 0.95% of the average daily net assets of the Fund. ISI has contractually agreed to waive its fees and/or reimburse expenses of North American through February 29, 2004, to the extent necessary, to limit all expenses to 1.25% of the average daily net assets of the Funds. ISI has contractually agreed to waive its fees and/or reimburse expenses of Strategy through February 29, 2004, to the extent necessary, to limit all expenses to 1.30% of the average daily net assets of the Fund.

         Los Angeles Capital Management and Equity Research, Inc. (`LA Capital') is Strategy's Sub-Advisor and is responsible for managing the common stocks in the Fund's portfolio. The Sub-Advisor is paid by ISI.

         Forum   Administrative   Services,   LLC   ("FAdS")   is   the   Funds'
Administrator. FAdS receives, for its services, a minimum monthly fee or an annual fee based on each Fund's average daily net assets which is calculated daily and paid monthly.

--------------------------------------------------------------------------------
ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED-CONTINUED)
--------------------------------------------------------------------------------

         Forum Shareholder Services, LLC ("FSS") is the Funds' Transfer Agent. FSS receives for its services a monthly fee and a monthly per account fee, all of which are calculated daily and paid monthly.

         Forum Accounting Services, LLC ("FAcS") is the Funds' Accountant. FAcS receives for its services a monthly fee plus an annual fee based on the each Fund's average daily net assets, all of which are calculated daily and paid monthly.

         Certain officers and directors of the Fund are also officers or directors of ISI or FAcS. These persons are not paid by the Fund for serving in these capacities.

         The Northern Trust Company is the Fund's Custodian.

         ISI Group, Inc. (`ISI Group'), an affiliate of ISI, is the Distributor for the ISI Shares. Total Return, Managed Municipal and Strategy each pay ISI Group an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.25% of their average daily net assets. North American pays ISI Group an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.40% of its average daily net assets.


Note 3 - INVESTMENT TRANSACTIONS

         The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2003 were as follows:

-------------------------------------------------------------------------------
                 Non-US Government Obligations      US Government Obligations
-------------------------------------------------------------------------------
                     Purchases         Sales         Purchases         Sales

Total Return       $         -      $        -    $ 184,336,953   $ 187,428,598

Managed Municipal    4,148,060       5,814,000                -               -

North American      43,876,095       6,442,562      176,897,094     175,504,237

Strategy             4,753,532       3,804,081                -         710,938
-------------------------------------------------------------------------------

         The cost basis of investments, aggregate gross unrealized appreciation and depreciation for all investments held at April 30, 2003 were as follows:

--------------------------------------------------------------------------------
                       Cost     Appreciation    Depreciation    Net Appreciation
--------------------------------------------------------------------------------

Total Return      $ 244,089,727   $ 4,902,950       $ 29,408      $ 4,873,542

Managed Municipal    98,048,010     7,394,210              -        7,394,210

North American      269,902,861     3,282,969         27,257        3,255,712

Strategy             18,965,612     2,747,369      1,165,287        1,582,082

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED-CONCLUDED)
--------------------------------------------------------------------------------

Note 4 - MARKET AND CREDIT RISK

         North American invests in Canadian and Mexican government securities. Investing in Canadian and Mexican government securities may have different risks than investing in US government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the US economy or the prices of US government securities in the same manner. In addition, the value of bonds issued by international organizations may be affected by adverse international political and economic developments that may not impact the value of US government securities.

--------------------------------------------------------------------------------
ISI
   INTERNATIONAL STRATEGY & INVESTMENT
--------------------------------------------------------------------------------

        DIRECTORS AND OFFICERS

        EDWARD S. HYMAN         THOMAS D. STEVENS*
        CHAIRMAN                VICE PRESIDENT

        R. ALAN MEDAUGH         STEVEN V. KILLORIN
        PRESIDENT               VICE PRESIDENT

        JOSEPH R. HARDIMAN      MARGARET M. BEELER
        DIRECTOR                ASSISTANT VICE PRESIDENT

        W. MURRAY JACQUES       KEITH C. REILLY
        DIRECTOR                ASSISTANT VICE PRESIDENT

        LOUIS E. LEVY           STACEY E. HONG
        DIRECTOR                TREASURER

        CARL W. VOGT, ESQ.      DAWN L. TAYLOR
        DIRECTOR                ASSISTANT TREASURER

        NANCY R. LAZAR          THOMAS G. SHEEHAN
        VICE PRESIDENT          SECRETARY

        CARRIE L. BUTLER        DANA A. LUKENS
        VICE PRESIDENT          ASSISTANT SECRETARY

        EDWARD J. VEILLEUX      *Thomas D. Stevens is only an
        VICE PRESIDENT           officer for the ISI Strategy Fund.


--------------------------------------------------------------------------------
                                        INVESTMENT ADVISOR
--------------------------------------------------------------------------------
                                                ISI, INC.
                                                535 MADISON AVENUE, 30TH FLOOR
                                                NEW YORK, NY 10022
                                                (800) 955-7175

--------------------------------------------------------------------------------
                                        SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------
                                                FORUM SHAREHOLDER SERVICES, LLC
                                                TWO PORTLAND SQUARE
                                                PORTLAND, ME 04101
                                                (800) 822-8585

--------------------------------------------------------------------------------
                                        DISTRIBUTOR
--------------------------------------------------------------------------------
                                                ISI GROUP, INC.
                                                535 MADISON AVENUE, 30TH FLOOR
                                                NEW YORK, NY 10022
                                                (800) 955-7175
--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

     (a) - The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

(a) Not applicable.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).